As filed with the Securities and Exchange Commission on
                      September 30, 1998

                                         Registration No. 2-78369
                                                     811-3512
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               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

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                           FORM N-1A
                                                             ----
    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/ X
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                  Pre-Effective Amendment No.        /          /
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             Post-Effective Amendment No.    21             / X /
                            and/or                           ----
                                                             ----
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY/ X
       /
                          ACT OF 1940                 --       --
                                                      --       --
                    Amendment No.     22                    / X /
                (Check appropriate box or boxes)      ---       -
                     --------------       -
               PUTNAM OTC & EMERGING GROWTH FUND
   (Exact    Name of Registrant as Specified in Charter)

      One Post Office Square, Boston, Massachusetts 02109
   (Address of    Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code
                         (617) 292-1000
                     --------------

     It is proposed that this filing will become effective
                    (check appropriate box)


 ----
/   /     immediately upon filing
pursuant to paragraph (b       )
---       -
        ---       -
/          /   on    (date)     pursuant
to paragraph (b)
----
 ----
/   /     60 days after filing pursuant
to paragraph (a)(1       )
---       -
        ---       -
   / X     /   on    November 30,
1998     pursuant to paragraph (a)(1)
----
 ----
/   /     75 days after filing pursuant
          to paragraph (a)(2       )
---       -
        ---       -
/   /     on (date) pursuant to
          paragraph (a)(2) of Rule
          48        5.
--       --
If appropriate, check the following box:
        --       --
/   /     this post-effective amendment
          designates a         new
----      effective date for a
          previously filed post-
          effective amendment.


             ----------       ----   ---------

                 JOHN R. VERANI, Vice President
               PUTNAM OTC & EMERGING GROWTH FUND
                     One Post Office Square
                  Boston, Massachusetts 02109
            (Name and address of agent for service)
                        ---------------
                            Copy to:
                   JOHN W. GERSTMAYR, Esquire
                          ROPES & GRAY
                    One International Place
                  Boston, Massachusetts 02110




PART C

    Information required to be included
in Part C is set forth under the
appropriate Item, so numbered, in Part C of the Registration Statement.


                              Prospectus
                            NOVEMBER 30,
                                    1998

PUTNAM OTC & EMERGING GROWTH

FUND

CLASS A, B AND M SHARES
INVESTMENT CATEGORY: GROWTH
This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.
Putnam Investment Management, Inc.
(Putnam Management), which has managed
mutual funds since 1937, manages the
fund.
As with all mutual funds, the U.S.
Securities and Exchange Commission (SEC) does not guarantee that the information in this prospectus is accurate or complete nor has it judged this fund for investment merit.. Any statement to the contrary is a crime.

 CONTENTS
  FUND SUMMARY
  Goal
  Main investment strategies
  Main risks
  Performance information
  Fees and expenses
  WHAT ARE THE FUND'S MAIN INVESTMENT
  STRATEGIES AND RELATED RISKS?
  WHO MANAGES THE FUND?
  HOW DOES THE FUND PRICE ITS SHARES?
  HOW DO I BUY FUND SHARES?
  HOW DO I SELL FUND SHARES?
  HOW DO I EXCHANGE FUND SHARES?
  FUND DISTRIBUTIONS AND TAXES
  FINANCIAL HIGHLIGHTS


                    Logo
          BOSTON  LONDON  TOKYO


Fund summary
GOAL
The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges. The fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. The fund mainly buys stocks of small to medium-sized companies, though the fund may invest in companies of any size.
Most stocks bought by the fund are
"growth" stocks that Putnam Management
believes have the potential for capital
appreciation significantly greater than
that of the market averages.

MAIN RISKS

The main risks that could adversely
affect the value of this fund's shares
and the total return on your investment
include

O    The risk that the stock price of
  one or more of the companies in the
  fund's portfolio will fall, or will fail to appreciate as anticipated by Putnam
  Management.  Many factors can adversely
  affect a stock's performance. This risk
  is greater for small and medium-sized
  companies, which tend to be more
  vulnerable to adverse developments.

O    The risk that movements in the
  securities markets will reduce the value of the fund's investments, regardless of how well the companies in the fund's portfolio perform.

You can lose money by investing in the
fund. The fund may not achieve its
goals, and is not intended as a complete investment program. An investment in the fund is not a deposit of the bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any
other government agency.


PERFORMANCE INFORMATION

The following information provides some
indication of the fund's risks.  The
chart shows year-to-year changes in the
performance of one of the classes of
shares, class A shares.  The table
following the chart compares the fund's
performance to that of a broad measure
of market performance.  Of course, the
fund's past performance is not an
indication of future performance.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A
SHARES
1997           10.19%
1996           4.61%
1995           55.94%
1994           2.24%
1993           32.05%
1992           12.69%
1991           40.83%
1990           (9.84)%
1989           29.05%
1988 16.10%

Performance figures do not reflect the
impact of sales charges.  If they did,
performance would be less than that
shown.  Year-to-date performance for
1998 through 7/31/98 was 7.70%. During
the period covering the bar chart, the
highest return for a quarter was 23.47%
(quarter ending 3/31/91) and the lowest
return for a quarter was (27.04)%
(quarter ending 9/30/90).

AVERAGE ANNUAL TOTAL RETURNS (for
periods ending 12/31/97)
           PAST   PAST PAST   SINCE
INCEPTION
           1 YEAR 5 YEARS     10 YEARS
INCEPTION   DATE
CLASS A    3.87%  17.98%      17.23%19.2
1%         11/1/82
CLASS B    4.39%  18.32%      16.98%18.6
3%         7/15/93
CLASS M    5.82%  17.93%      16.84%18.6
4%         12/02/94
RUSSELL 2000      12.95%      12.75%13.4
9%         11.04%
 GROWTH INDEX

Unlike the bar chart, this performance
information reflects the impact of sales charges, as required by SEC rules.
Class A and class M share performance
reflects the current maximum initial
sales charges; class B performance
reflects the applicable deferred sales
charge if shares had been redeemed on
12/31/97.  The fund's performance is
compared to the Russell 2000 Growth
Index is an unmanaged list of common
stocks.  It assumes reinvestment of all
distributions and interest payments and
does not take in account brokerage fees
or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

FEES AND EXPENSES

This table summarizes the fees and
expenses you may pay if you invest in
the fund. Except as noted, expenses are based on the fund's last fiscal year.
SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)

                   CLASS ACLASS BCLASS M
Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 the offering price)5.75% NONE* 3.50%

Maximum Deferred Sales Charge (Load)
 (as a percentage of the original
 purchase price or redemption
 proceeds, whichever is lower)   NONE
5.00%                NONE


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                    TOTAL ANNUAL
       MANAGEMENT        DISTRIBUTION
OTHER  FUND OPERATING
       FEES     (12B-1) FEES    EXPENSES
EXPENSES
CLASS A         0.54%    0.25%  0.21%
1.00%
CLASS B         0.54%    1.00%  0.21%
1.75%
CLASS M         0.54%    0.75%  0.21%
1.50%

* The higher 12b-1 fees borne by class B and Class M shares may cause long-term shareholders to pay more than the economic of the maximum permitted front-end sales charge on class A shares.
** A deferred sales charge of up to 1%
may be imposed on certain redemptions of class A shares bought without an initial sales charge.

EXAMPLE

This example translates the "total
annual fund operating expenses" shown in the preceding table into dollar amounts.
By doing this, you can more easily
compare the cost of investing in the
fund to the cost of investing in other
mutual funds. The example makes certain
assumptions.  It assumes that you invest
$10,000 in the fund for the time periods shown and then, except as shown in class
B shares, redeem all your shares at the
end of those periods. It also assumes a
5% return on your investment each year
and that the fund's operating expenses
remain the same.  The example is
hypothetical; your actual costs and
returns may be higher or lower.

             1 YEAR 3 YEARS      5 YEARS
10 YEARS
CLASS A      $671   $875  $1,096 $1,729
CLASS B      $678   $851  $1,149 $1,864*
CLASS B (no redemption)   $178   $551
$949         $1,864*
CLASS M      $497   $807  $1,140 $2,078


*   Reflects the conversion of class B
shares to class A shares, which pay
lower 12b-1
fees, about eight years after purchase.

What are the fund's main investment
strategies and related risks?

Any investment carries with it some
level of risk that generally reflects
its potential for reward. The fund
pursues its goal of capital appreciation by investing mainly in common stocks of small to medium-sized companies, which represent ownership interests in companies. The fund generally invests in growth stocks. Putnam Management will consider, among other things, a company's financial strength, competitive position in its industry and projected future earnings and dividends when deciding whether to buy or sell investments. A description of certain risks of investing in common stocks as well as growth stocks and stocks of small and medium-sized companies follows.

COMMON STOCKS. The value of a company's
stock may fall as a result of factors
which directly relate to that company,
such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting companies in the same industry or a number of different industries, such as increases in production costs.
The value of a company's stock may also
be affected by changes in financial
market conditions that are relatively
unrelated to the company or its
industry, such as changes in interest
rates or currency exchange rates. In
addition, a company's stock generally
pays dividends only after the company
makes required payments to holders of
its bonds and other debt. For this
reason, the value of the stock will
usually react more strongly than the
bonds and other debt to actual or
perceived changes in the company's
financial condition or prospects.
GROWTH STOCKS. The fund generally invests in stocks of companies that Putnam
Management believes have earnings that
will grow relatively rapidly. These
growth stocks typically trade at higher
multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Putnam
Management's assessment of the prospects for the company's earnings growth is wrong, or if its judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that Putnam
Management has placed on it.

SMALLER COMPANIES. The fund may invest in small and medium-sized companies, including companies with market capitalizations of less than $1 billion.
These companies are more likely than
larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies may trade less frequently and in limited volume, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

FOREIGN INVESTMENTS. The fund may invest without limit in securities of foreign issuers that are traded in U.S. public markets. While the fund may also invest in securities of foreign issuers that are not traded in U.S. public markets, it does not expect that such investments will normally represent more than 20% of its assets, although they may occasionally exceed this amount.
Foreign investments involve certain
special risks. For example, their values may drop in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than domestic investments, which means the fund may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of "emerging markets" that typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to domestic investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

 DERIVATIVES. The fund may engage in a
variety of transactions involving
derivatives such as futures, options,
warrants and swaps.  Derivatives are
financial instruments whose value
depends on, or is derived from, the
value of an underlying investment, pool
of investments, index or currency.  The
fund's return on a derivative typically
depends on the change in value of the
security, index or currency specified in the derivative instrument.

The fund may use derivatives to both for hedging and non-hedging purposes.
Derivatives involve special risks and
may result in losses.  The fund will be
dependent on Putnam Management's ability to analyze and manage these sophisticated instruments. For further information about the risks of derivatives see the statement of additional information (SAI).

FREQUENT TRADING. The fund may buy and
sell investments     relatively often,
which involves higher expenses,
including brokerage commissions, and may increase the amount of capital gains
(and, in particular short-term capital
gains) realized by the fund, on which
shareholders must pay tax.

OTHER INVESTMENTS.   In addition to the
main investment strategies described
above, the fund may also make other
types of investments, such as
investments in preferred stocks,
convertible securities, derivative
instruments or fixed income securities,
and, therefore, may be subject to other
risks.

ALTERNATIVE STRATEGIES. At times Putnam
Management may judge that market
conditions make pursuing the fund's
investment strategies inconsistent with
the best interests of its shareholders.
Putnam Management then may temporarily
use alternative strategies that are
mainly designed to limit the fund's
losses.  Although Putnam Management has
the flexibility to use these strategies, it may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

CHANGES IN POLICIES. The fund's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general
conduct of the fund's business. The
Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.54% of average net assets for the fund's last fiscal year. Putnam
Management's address is One Post Office
Square, Boston, MA 02109.

The following officers of Putnam
Management have had primary
responsibility for the day-to-day
management of the fund's portfolio since
the years shown below.  Their recent
professional experience is also shown.
MANAGER                          SINCE
                 EXPERIENCE

Steven L. Kirson 1996
Employed as an investment
Senior Vice President
professional by Putnam
                 Management since 1989.

Michael J. Mufson
1996Employed as an investment
Senior Vice President
professional by Putnam
                 Management since  1993.




YEAR 2000 ISSUES. The fund could be
adversely affected if the computer
systems used by Putnam Management and
the fund's other service providers do
not properly process and calculate date-related information relating to the end of this century and the beginning of the next. While year 2000-related problems could have a negative effect on the fund, both in its operations and in its investors, Putnam Management is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. No assurances, though can be provided that the fund will not be adversely impacted by these matters.

How does the fund price its shares?

The NAV per share of each class equals
the total value of its assets, less its
liabilities, divided by the number of
its outstanding shares. Shares are only
valued as of the close of regular
trading on the New York Stock Exchange
each day the exchange is open.
The fund values its investments for
which market quotations are readily
available at market value. It values
short-term investments that will mature
within 60 days at amortized cost, which
approximates market value. It values all other investments and assets at what it believes is the current value. This is sometimes called "fair value."

The fund translates prices for its
investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV.
Because foreign markets may be open at
different times than the New York Stock
Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York
Stock Exchange, these investments will
be valued at their fair value.

How do I buy fund shares?

You can open a fund account with as
little as $500 and make additional
investments at any time with as little
as $50. The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor
Services generally must receive your
completed buy order before the close of
regular trading on the New York Stock
Exchange for your shares to be bought at that day's offering price.
You can buy shares

O    THROUGH A FINANCIAL ADVISOR Your
advisor will be responsible for
furnishing all necessary documents to
Putnam Investor Services, and may charge you for his or her services.

O    THROUGH SYSTEMATIC INVESTING You
can make regular investments of $25 or
more per month through automatic
deductions from your bank checking or
savings account. Application forms are
available through your advisor or Putnam
Investor Services at 1-800-225-1581.

You may also complete an order form and
write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam
Mutual Funds.

The fund may periodically close to new
purchases of shares or refuse any order
to buy shares if the fund determines
that doing so would be in the best
interests of the fund and its
shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice
Of three classes of shares of fund
shares: A, B, and M. This allows you to

choose among different types of sales
charges and different levels on ongoing
operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

CLASS A SHARES

0    Initial sales charge of up to 5.75%

O    Lower sales charge for investments
of $50,000 or more

O    No deferred sales charge (except on
certain redemptions of shares bought
without an initial sales charge)

O    Lower annual expenses, and higher
dividends, than class B or M shares
because of lower 12b-1 fee

CLASS B SHARES

0    No initial sales charge

O    Deferred sales charge of up to 5%
if you sell shares within 6 years after
you bought them

O    Higher annual expenses, and lower
dividends, than class A or M shares
because of higher 12b-1 fee

O    Convert automatically to class A
shares after about 8 years, reducing the future 12b-1 fee (and convert sooner in some cases)

O    Orders for class B shares for more
than $250,000 are treated as orders for
class A shares or refused


CLASS M SHARES

0    Initial sales charge of up to 3.50%

O    Lower sales charges for larger
investments of $50,000 or more

0    No deferred sales charge

O    Lower annual expenses, and higher
dividends, than class B shares because
of lower 12b-1 fee

O    Higher annual expenses, and lower
dividends, than class A shares because
of higher 12b-1 fee

O    No conversion to class A shares, so
future 12b-1 fee does not decrease


INITIAL SALES CHARGES FOR CLASS A AND M
SHARES
          CLASS A SALES CHARGECLASS M
SALES CHARGE
          AS A PERCENTAGE OF:AS A P
ERCENTAGE OF:
  -----------------------------------
AMOUNT OF PURCHASENET AMOUNTOFFERING
NET AMOUNT  OFFERING
AT OFFERING PRICE ($)INVESTEDPRICE*IN
VESTED       PRICE*
----------------------------------------
Under 50,000 6.10%  5.75%  3.63% 3.50%

50,000 but under
100,000       4.71   4.50   2.56  2.50

100,000 but under
250,000       3.63   3.50   1.52  1.50

250,000 but under
500,000       2.56   2.50   1.01  1.00

500,000 but under
1,000,000     2.04   2.00   NONE  NONE

1,000,000 and above  NONE   NONE  NONE
NONE
----------------------------------------
* Offering  price includes sales charge.

DEFERRED SALES CHARGES FOR CLASS B AND
CERTAIN CLASS A SHARES

If you sell (redeem) class B shares
within six years after you bought them,
you will generally pay a deferred sales
charge according to the following
schedule.

YEAR AFTER
PURCHASE    1    2    3    4    5    6
7+
----------------------------------------

CHARGE 5%   4%   3%   3%   2%   1%   0%

A deferred sales charge of up to 1% may
apply to class A shares purchased
without an initial sales charge, if
redeemed within two years after
purchase.

Deferred sales charges will be based on
the lower of the shares' cost and
current NAV. Shares not subject to any
charge will be redeemed first, followed
by shares held longest. You may sell
shares acquired by reinvestment of
distributions without a charge at any
time.

O    YOU MAY BE ELIGIBLE FOR REDUCTIONS
AND WAIVERS OF SALES CHARGES. Sales
charges may be reduced or waived under
certain circumstances and for certain
groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Mutual Funds for assistance.

O    DISTRIBUTION (12B-1) PLANS. The
fund has adopted distribution plans to
pay for the marketing of fund shares and for services provided to shareholders.
The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B and class M shares. The
Trustees currently limit payments on
class A and class M shares to 0.25% and
0.75% of average net assets,
respectively. Because these fees are
paid out of the fund's assets on an
ongoing basis, they will increase the
cost of your investment The higher fees for class B and class M shares cost you more than paying the initial sales charge for class A shares. Because class
M shares, unlike class B shares, do not
convert to class A shares, class M
shares may cost you more over time than
class B shares.

How do I sell fund shares?

You can sell your shares back to the
fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund.
Redemptions may be delayed until the
fund collects the purchase price of
shares, which may take up to 15 calendar days after the purchase date.

O    SELLING SHARES THROUGH YOUR
FINANCIAL ADVISOR. Your advisor must
receive your request in proper form
before the close of regular trading on
the New York Stock Exchange to receive
that day's NAV, less any applicable
deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor
Services on a timely basis and may
charge you for his or her services.

O    SELLING SHARES DIRECTLY TO THE
FUND. Putnam Investor Services must
receive your request in proper form
before the close of regular trading on
the New York Stock Exchange in order to
receive that day's NAV, less any
applicable sales charge.

By mail. Send a signed letter of
instruction to Putnam Investor Services.
If you have certificates for the shares
you want to sell, you must include them
along with completed stock power forms.
By telephone. You may use Putnam's
Telephone Redemption Privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor
Services of an address change within the preceding 15 days. Unless you indicate otherwise on the account application,
Putnam Investor Services will be
authorized to accept redemption and
transfer instructions received by
telephone. The Telephone Redemption Privilege is not available if there are certificates for your shares. The Telephone
Redemption Privilege may be modified or
terminated without notice.

O    ADDITIONAL DOCUMENTS. If you
sell shares with a value of $100,000 or
more,

want your redemption proceeds sent to
an address other than your address as it appears on Putnam's records, or if you have notified Putnam of a change
in address within the preceding 15 days,

the signatures of the registered owners
or their legal representatives must be
guaranteed by a bank, broker-dealer or
certain other financial institutions.
Stock power forms are available from
your financial advisor, Putnam Investor
Services and many commercial banks.

Putnam Investor Services usually
requires additional documents for the
sale of shares by a corporation,
partnership, agent or fiduciary, or a
surviving joint owner.  Contact Putnam
Investor Services for details.

O    WHEN WILL THE FUND PAY ME? The fund
generally sends you payment for your
shares the business day after your
request is received. Under unusual
circumstances, the fund may suspend
redemptions, or postpone payment for
more than seven days as permitted by
federal securities laws.

O    REDEMPTION BY THE FUND. If you own
 fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds.
 The fund may also redeem shares if you
 own shares more than a maximum amount
 set by the Trustees. There is presently
 no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?

If you want to switch your investment
from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge.
However, when you redeem the shares
acquired through the exchange, the
redemption may be subject to the
deferred sales charge, depending upon
when you originally purchased the
shares. The deferred sales charge will
be computed using the schedule of any
fund into or from which you have
exchanged your shares that would result
in your paying the highest deferred
sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, complete an
Exchange Authorization Form and send it
to Putnam Investor Services. The form is available from Putnam Investor Services.
A Telephone Exchange Privilege is
currently available for amounts up to
$500,000. The Telephone Exchange
Privilege is not available if the fund
issued certificates for your shares. Ask your financial advisor or Putnam
Investor Services for prospectuses of
other Putnam funds. Some Putnam funds
are not available in all states.
The exchange privilege is not intended
as a vehicle for short-term trading.
Excessive exchange activity may
interfere with portfolio management and
have an adverse effect on all
shareholders. In order to limit
excessive exchange activity and
otherwise promote the best interests of
the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund. Consult Putnam Investor
Services before requesting an exchange.

Fund distributions and taxes

The fund distributes any net investment
income and any net realized capital
gains at least once a year. You may
choose to

O    reinvest all distributions in
additional shares;

O    receive any distributions from net
investment income in cash while
reinvesting capital gains distributions
in additional shares; or

O    receive all distributions in cash.

If you do not select an option when you
open your account, all distributions
will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor
Services to issue a new check, the
distribution will be reinvested in the
fund. You will not receive any interest on uncashed distributions or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

For federal income tax purposes,
distributions of investment income are
taxable as ordinary income. Taxes on
distributions of capital gains are
determined by how long the fund owned
the investments that generated them,
rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less will be taxable as ordinary income.

Distributions are taxable whether you
received them in cash or reinvested them in additional shares.

Any gain resulting from the sale or
exchange of your shares will generally
also be subject to tax. You should
consult your tax advisor for more
information on your own tax situation,
including possible state and local
taxes.

Financial highlights

The financial highlights table is
intended to help you understand the
fund's recent financial performance.
Certain information reflects financial
results for a single fund share. The
total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP.
Its report and the fund's financial
statements are included in the fund's
annual report to shareholders, which is
available upon request.


FINANCIAL HIGHLIGHTS
CLASS A
                   YEAR ENDED JULY 31
                  1998 1997  1996 1995 1994
NET ASSET VALUE,
BEGINNING OF PERIOD$16.02   $14.80$14.17$10.15    $10.72

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income (.12)(.12)(C)(.
08)(C)           (.07)(.06)
Net Gains or Losses on Securities (both
realized and unrealized) on investments
1.45              2.42 2.42  4.95 .69

TOTAL FROM INVESTMENT OPERATIONS  1.33 2.30  2.34 4.88 .63

LESS DISTRIBUTIONS:

Dividends (from net investment income)  --   (1.08)    (1.71)
(.86)            (1.20)

TOTAL DISTRIBUTIONS--(`1.08)(1.71)(.86)(1.20)

NET ASSET VALUE
END OF PERIOD    $17.35$16.02$14.80$1
4.17             $10.15

RATIOS/SUPPLEMENTAL DATA

TOTAL INVESTMENT RETURN
AT NET ASSET VALUE (%)(A)    8.3016.3317.12  51.32     4.83

NET ASSETS, END OF PERIOD $2,478,340$2,271,206    $1,479,770
$730,188        $412,706

Ratio of Expenses to Average
Net Assets (%)(b) 1.00 1.16  1.11 1.14 1.16
Ratio of Net Investment
Loss to Average Net Assets (%)   (.70)(.79)(.53)  (.62)     (.97)
Portfolio Turnover Rate (%) 106.29112.84199.52    116.10
76.66

 (a)Total investment return assumes
 dividend reinvestment and does not
 reflect the  effect of sales charges.
(b)The ratio of expenses to average net
 assets for period ended July 31, 1996,
 and thereafter includes amounts paid
 through brokerage service and expense
 offset arrangements. Prior period
 ratios exclude these amounts.
(c)   Per share net investment income
 (loss) has been determined on the
 basis of the weighted average number
 of shares outstanding during the
 period.


FINANCIAL HIGHLIGHTS
CLASS B
                                 YEAR ENDED JULY 31
                  1998 1997  1996 1995 1994
NET ASSET VALUE,
BEGINNING OF PERIOD$15.45   $14.41$13.92$10.06    $10.70

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (.24)(.22) (c)(.20) (c)     (.10)
(.07)

Net Gain or Losses on Securities (both
Realized and unrealized) on investments1.40  2.34 2.40 4.82
 .63

TOTAL FROM INVESTMENT OPERATIONS  1.16 2.12  2.20 4.72 .56

LESS DISTRIBUTIONS:

Dividends (from net investment income)  --   (1.08)    (1.71)
(.86)            (1.20)

TOTAL DISTRIBUTIONS-- (1.08)(1.71)(.86)(1.20)

NET ASSET VALUE (NAV),
END OF PERIOD    $16.61$15.45$14.41$1
3.92             $10.06

RATIOS/SUPPLEMENTAL DATA

TOTAL INVESTMENT RETURN
AT NET ASSET VALUE(%)(A)7.5115.4916.3750.13  4.15

NET ASSETS, END OF PERIOD $1,231,504$1,116,849    $641,576
$160,197        $42,115

Ratio of Expenses to Average
Net Assets (%)(b) 1.75 1.91  1.89 1.90 1.94

Ratio of Net Investment
Loss to Average Net Assets (%)   (1.45)(1.55)(1.29)    (1.37)
(1.71)

Portfolio Turnover Rate (%) 106.29112.84199.52    116.10
76.66

 (a)Total investment return assumes
 dividend reinvestment and does not
 reflect the effect of sales charges.
(b)The ratio of expenses to average net
 assets for the period ended July 31,
 1996, and thereafter includes amounts
 paid through brokerage service and
 expense offset arrangements. Prior
 period ratios exclude these amounts.
(c)   Per share net investment income
 (loss) has been determined on the
 basis of the weighted average number
 of shares outstanding during the
 period.

FINANCIAL HIGHLIGHTS
CLASS M

YEAR ENDED JULY 31
                  1998 1997   1996    1995+
NET ASSET VALUE,
BEGINNING OF PERIOD$15.78    $14.66$1
4.11                  $11.10

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income(.20)(c)(.19)(c)(.16)(c)          (.05)

Net Gain or Losses on Securities (both
realized and unrealized) on investments1.42  2.39 2.42
3.92

TOTAL FROM INVESTMENT OPERATIONS  1.22 2.20  2.26      3.87

LESS DISTRIBUTIONS:

Dividends (from net investment income)  --   (1.08)    (1.71)
(.86)

TOTAL DISTRIBUTIONS-- (1.08) (1.71)   (.86)

NET ASSET VALUE
END OF PERIOD    $17.00$15.78$14.66   $14.11

RATIOS/SUPPLEMENTAL DATA

TOTAL INVESTMENT RETURN
AT NET ASSET VALUE(%)(A)7.73 15.7816.58      37.79*

NET ASSETS, END OF PERIOD   $231,452 $177,325     $60,432
$3,111

Ratio of Expenses to Average
Net Assets (%)(b) 1.50 1.66   1.68    1.10*

Ratio of Net Investment
Loss to Average Net Assets (%)    (1.20)(1
 .30)             (1.06)      (.66)*

Portfolio Turnover Rate (%)  106.2911
2.84             199.52      116.10

+For the period from the commencement
 of operations on December 2, 1994
 through July 31, 1995.
*Not annualized.
(a)   Total investment return assumes
 dividend reinvestment and does not
 reflect the effect of sales charges.
(b)The ratio of expenses to average net
 assets for period ended July 31, 1996,
 and thereafter includes amounts paid
 through brokerage service and expense
 offset arrangements. Prior period
 ratios exclude these amounts.
(c)   Per share net investment income
 (loss) has been determined on the
 basis of the weighted average number
 of shares outstanding during the
 period.



FOR MORE INFORMATION ABOUT PUTNAM OTC
& EMERGING GROWTH FUND


The fund's statement of additional
information (SAI) and annual and semi-
annual reports to shareholders
include additional information about
the fund. The SAI, and the auditor's
report and financial statements
included in the fund's most recent
annual report to its shareholders,
are incorporated by reference into
this prospectus, which means they are
part of this prospectus for legal
purposes. The fund's annual report
discusses the market conditions and
investment strategies that
significantly affected the fund's
performance during its last fiscal
year. You may get free copies of
these materials, request other
information about the fund or other
Putnam funds, or make shareholder
inquiries, by contacting your
financial advisor or Putnam's Web
site, or by calling Putnam toll-free
at 1-800-225-1581.

You may review and copy information
about the fund, including its SAI, at
the Securities and Exchange
Commission's public reference room in
Washington, D.C. You may call the
Commission at 1-800-SEC-0330 for
information about the operation of
the public reference room. You may
also access reports and other
information about the fund on the
Commission's Internet site at
http://www.sec.gov. You may get
copies of this information, with
payment of a duplication fee, by
writing the Public Reference Section
of the Commission, Washington, D.C.
20549-6009. You may need to refer to
the fund's file number.

PUTNAM INVESTMENTS
           One Post Office Square
           Boston, Massachusetts
02109
           Toll-free 1-800-225-1581
           www.putnaminv.com

           Address correspondence to
           Putnam Investor Services
           P.O.
Box 989
           Boston MA  02103

           File No. 811-3512
           www.putnaminv.com



                           Prospectus
                    NOVEMBER 30, 1998

PUTNAM OTC & EMERGING GROWTH FUND

CLASS A SHARES - FOR ELIGIBLE
RETIREMENT PLANS
INVESTMENT CATEGORY: GROWTH

This prospectus explains what you
should know about this mutual fund
before you invest. Please read it
carefully. THIS PROSPECTUS ONLY
OFFERS CLASS A SHARES OF THE FUND
WITHOUT A SALES CHARGE TO ELIGIBLE
RETIREMENT PLANS.

Putnam Investment Management, Inc.
(Putnam Management), which has
managed mutual funds since 1937,
manages the fund. The fund may not
achieve its goals, and is not
intended as a complete investment
program.

As with all mutual funds, the U.S.
Securities and Exchange Commission
(SEC), does not guarantee that the
information in this prospectus is
accurate or complete, nor has it
judged this fund for investment
merit.  Any statement to the contrary
is a crime.

 CONTENTS
 FUND SUMMARY
 Goal
 Main investment strategies
 Main risks
 Performance information
 Fees and expenses
  WHAT ARE THE FUND'S MAIN
  INVESTMENT STRATEGIES
  AND RELATED RISKS?
 WHO MANAGES THE FUND?
 HOW DOES THE FUND PRICE ITS
 SHARES?
 HOW DO I BUY FUND SHARES?
 HOW DO I SELL FUND SHARES?
 HOW DO I EXCHANGE FUND
 SHARES?
 FUND DISTRIBUTIONS AND
 TAXES
 FINANCIAL HIGHLIGHTS



                   PUTNAM INVESTMENTS
                          Putnam Defined

               Contribution Plans
Fund summary

GOAL

The fund seeks capital appreciation.
MAIN INVESTMENT STRATEGIES
Under normal market conditions, the
fund invests at least 65% of its
total assets in common stocks traded
in the over-the-counter ("OTC")
market and common stocks of "emerging
growth" companies listed on
securities exchanges. The fund is
designed for investors willing to
assume above-average risk in return
for above-average capital growth
potential.  The fund mainly buys
stocks of small to medium sized
companies, though the fund may invest
in companies of any size.  Most
stocks bought by the fund are
"growth" stocks that Putnam
Management believes have the
potential for capital appreciation
significantly greater than that of
the market averages.

MAIN RISKS

The main risks that could adversely
affect the value of this fund's
shares and the total return on your
investment include

O    The risk that the stock price of
  one or more of the companies in the
  fund's portfolio will fall, or will
  fail to appreciate as anticipated by
  Putnam Management.  Many factors can
  adversely affect a stock's
  performance. This risk is greater for
  small and medium-sized companies,
  which tend to be more vulnerable to
  adverse developments.

O    The risk that movements in the
  securities markets will reduce the
  value of the fund's investments,
  regardless of how well the companies
  in the fund's portfolio perform.
You can lose money by investing in
the fund. The fund may not achieve
its goals, and is not intended as a
complete investment program. An
investment in the fund is not a
deposit of the bank and is not
insured or guaranteed by the Federal
Deposit Insurance Corporation or any
other government agency.

PERFORMANCE INFORMATION

The following information provides
some indication of the fund's risks.
The chart shows year-to-year changes
in the performance of the fund's
class A shares.  The table following
the chart compares the fund's
performance to that of a broad
measure of market performance. Of
course, the fund's past performance
is not an indication of future
performance.

CALENDAR YEAR TOTAL RETURNS FOR CLASS
              A SHARES

1997           10.19%
1996           4.61%
1995           55.94%
1994           2.24%
1993           32.05%
1992           12.69%
1991           40.83%
1990           (9.84)%
1989              29.05%
1988           16.10%

Performance figures do not reflect
the impact of sales charges.  If they
did, performance would be less than
that shown.  Year-to-date performance
for 1998 through July 31, 1998 was
7.70%. During the period shown, the
highest return for a quarter was
23.47% (quarter ending 3/31/98) and
the lowest return for a quarter was
(27.04)% (quarter ending 9/30/90).

AVERAGE ANNUAL TOTAL RETURNS (for
periods ending 12/31/97)

           PAST   PAST PAST   SINCE
INCEPTION
           1 YEAR 5 YEARS     10 YEARS
INCEPTION    DATE
CLASS A    3.87%  17.98%      17.23%19.2
1%         11/1/82
RUSSELL 2000      12.95%      12.75%13.49    11.04%
 Growth Index

Class A performance reflects the
waiver of sales charges for purchases
through eligible retirement plans.
The Russell 2000 Growth Index is an
unmanaged list of common stocks.  It
assumes reinvestment of all
distributions and interest payments
and does not take into account
brokerage fees or taxes.  Securities
in the fund do not match those in the
index and performance of the fund
will differ.  It is not possible to
invest directly in an index.

FEES AND EXPENSES
This table summarizes the expenses
you may pay if you invest in class A
shares of the fund.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
assets)

Management fees               0.54%
12b-1 fees               0.25%
Other expenses           0.21%
Total fund operating expenses 1.00%

EXAMPLE OF HOW EXPENSES CAN AFFECT
YOUR INVESTMENT

This example translates the "total
annual fund operating expenses" shown
in the preceding table into dollar
amounts.  By doing this, you can more
easily compare the cost of investing
in the fund to the cost of investing
in other mutual funds. The example
makes certain assumptions.  It
assumes that you invest $10,000 in
the fund for the time periods shown
and then redeem all your shares at
the end of those periods. It also
assumes a 5% return on your
investment each year and that the
fund's operating expenses remain the
same.  The example is hypothetical;
your actual costs and returns may be
higher or lower.

       1 YEAR   3 YEARS        5
YEARS  10 YEARS

       $102     $318   $552    $1,225

WHAT ARE THE FUND'S MAIN INVESTMENT
STRATEGIES AND RELATED RISKS?

Any investment carries with it some
level of risk that generally reflects
its potential for reward. The fund
pursues its goal of capital
appreciation by investing mainly in
common stocks of small to medium-
sized companies, which represent
ownership interests in companies. The
fund generally invests in growth
stocks.  Putnam Management will
consider, among other things, a
company's financial strength,
competitive position in its industry
and projected future earnings and
dividends when deciding whether to
buy or sell investments.  A
description of certain risks of
investing in common stocks as well as
growth stocks and stocks of small and
medium-sized companies follows.
COMMON STOCKS. The value of a
company's stock may fall as a result
of factors which directly relate to
that company, such as decisions made
by its management or lower demand for
the company's products or services. A
stock's value may also fall because
of factors affecting companies in the
same industry or a number of
different industries, such as
increases in production costs. The
value of a company's stock may also
be affected by changes in financial
market conditions that are relatively
unrelated to the company or its
industry, such as changes in interest
rates or currency exchange rates. In
addition, a company's stock generally
pays dividends only after the company
makes required payments to holders of
its bonds and other debt. For this
reason, the value of the stock will
usually react more strongly than the
bonds and other debt to actual or
perceived changes in the company's
financial condition or prospects.
GROWTH STOCKS. The fund generally
invests in stocks of companies that
Putnam Management believes have
earnings that will grow relatively
rapidly. These growth stocks
typically trade at higher multiples
of current earnings than other
stocks. Therefore, the values of
growth stocks may be more sensitive
to changes in current or expected
earnings than the values of other
stocks.  If Putnam Management's
assessment of the prospects for the
company's earnings growth is wrong,
or if its judgment of how other
investors will value the company's
earnings growth is wrong, then the
price of the company's stock may fall
or not approach the value that Putnam
Management has placed on it.
SMALLER COMPANIES. The fund may invest
in small and medium-sized companies,
including companies with market
capitalizations of less than $1
billion. These companies are more
likely than larger companies to have
limited product lines, markets or
financial resources, or to depend on
a small, inexperienced management
group. Stocks of these companies may
trade less frequently and in limited
volume, and their prices may
fluctuate more than stocks of other
companies. Stocks of these companies
may therefore be more vulnerable to
adverse developments than those of
larger companies.

FOREIGN INVESTMENTS. The fund may
invest without limit in securities of
foreign issuers that are traded in
U.S. public markets. While the fund
may also invest in securities of
foreign issuers that are not traded
in U.S. public markets, it does not
expect that such investments will
normally represent more than 20% of
its assets, although they may
occasionally exceed this amount.
Foreign investments involve certain
special risks. For example, their
values may drop in response to
changes in currency exchange rates,
unfavorable political and legal
developments, unreliable or untimely
information, and economic and
financial instability. In addition,
the liquidity of these investments
may be more limited than domestic
investments, which means the fund may
at times be unable to sell them at
desirable prices. Foreign settlement
procedures may also involve
additional risks. These risks are
generally greater in the case of
"emerging markets" that typically
have less developed legal and
financial systems.

Certain of these risks may also apply
to some extent to domestic
investments that are denominated in
foreign currencies or that are traded
in foreign markets, or to securities
of U.S. companies that have
significant foreign operations.

 DERIVATIVES. The fund may engage in a
variety of transactions involving
derivatives such as futures, options,
warrants and swaps.  Derivatives are
financial instruments whose value
depends on, or is derived from, the
value of an underlying investment,
pool of investments, index or
currency.  The fund's return on a
derivative typically depends on the
change in value of the security,
index or currency specified in the
derivative instrument.

The fund may use derivatives to both
for hedging and non-hedging purposes.
Derivatives involve special risks and
may result in losses.  The fund will
be dependent on Putnam Management's
ability to analyze and manage these
sophisticated instruments.  For
further information about the risks
of derivatives see the statement of
additional information (SAI).

FREQUENT TRADING. The fund may buy
and sell investments     relatively
often, which involves higher
expenses, including brokerage
commissions, and may increase the
amount of capital gains (and, in
particular short-term capital gains)
realized by the fund, on which
shareholders must pay tax.

OTHER INVESTMENTS.   In addition to
the main investment strategies
described above, the fund may also
make other types of investments, such
as investments in preferred stocks,
convertible securities, derivative
instruments or fixed income
securities, and, therefore, may be
subject to other risks.

ALTERNATIVE STRATEGIES. At times
Putnam Management may judge that
market conditions make pursuing the
fund's investment strategies
inconsistent with the best interests
of its shareholders. Putnam
Management then may temporarily use
alternative strategies that are
mainly designed to limit the fund's
losses.  Although Putnam Management
has the flexibility to use these
strategies, it may choose not to for
a variety of reasons, even in very
volatile market conditions.  These
strategies may cause the fund to miss
out on investment opportunities, and
may prevent the fund from achieving
its goal.

CHANGES IN POLICIES. The fund's
Trustees may change the fund's goal,
investment strategies and other
policies above without shareholder
approval, except as otherwise
indicated.

WHO MANAGES THE FUND?

The fund's Trustees oversee the
general conduct of the fund's
business. The Trustees have retained
Putnam Management to be the fund's
investment manager, responsible for
making investment decisions for the
fund and managing the fund's other
afairs and business. The fund pays
Putnam Management a quarterly
management fee for these services
based on the fund's average net
assets. The fund paid Putnam
Management a management fee of 0.54%
of average net assets for the fund's
last fiscal year. Putnam Management's
address is One Post Office Square,
Boston, MA 02109.

The following officers of Putnam
Management have had primary
responsibility for the day-to-day
management of the fund's portfolio
since the years shown below, although
they may have worked for Putnam
before that time. Their recent
professional experience is also
shown.

MANAGER                       SINCE
                 EXPERIENCE

Steven L. Kirson 1996
Employed as an investment
Senior Vice President
professional by Putnam
                 Management since
1989.

Michael J. Mufson
1996Employed as an investment
Senior Vice President
professional by Putnam
                 Management since,
1993.

YEAR 2000 ISSUES.  The fund could be
adversely affected if the computer
systems used by Putnam Management and
the fund's other service providers do
not properly process and calculate
date-related information relating to
the end of this century and the
beginning of the next.  While year
2000-related problems could have a
negative effect on the fund, both in
its operations and in its investors,
Putnam Management is working to avoid
such problems and to obtain
assurances from service providers
that they are taking similar steps.
No assurances, though can be provided
that the fund will not be adversely
impacted by these matters.

How does the fund price its shares?

The price of the fund's shares is
based on its net asset value (NAV).
The NAV per share of each class
equals the total value of its assets,
less its liabilities, divided by the
number of its outstanding shares.
Shares are only valued as of the
close of regular trading on the New
York Stock Exchange each day the
exchange is open.

The fund values its investments for
which market quotations are readily
available at market value. It values
short-term investments that will
mature within 60 days at amortized
cost, which approximates market
value. It values all other
investments at what it believes is
the current value.  This is sometimes
called "fair value".

The fund translates prices for its
investments quoted in foreign
currencies into U.S. dollars at
current exchange rates. As a result,
changes in the value of those
currencies in relation to the U.S.
dollar may affect the fund's NAV.
Because foreign markets may be open
at different times than the New York
Stock Exchange, the value of the
fund's shares may change on days when
shareholders are not able to buy or
sell them. If events materially
affecting the values of the fund's
foreign investments occur between the
close of foreign markets and the
close of regular trading on the New
York Stock Exchange, these
investments will be valued at their
fair value.

How do I buy fund shares?

All orders to purchase shares must be
made through your employer's
retirement plan. For more information
about how to purchase shares of the
fund through your employer's plan or
limitations on the amount that may be
purchased, please consult your
employer.

Putnam Mutual Funds Corp. (Putnam
Mutual Funds) generally must receive
your plan's completed buy order
before the close of regular trading
on the New York Stock Exchange for
shares to be bought at that day's
offering price.

To eliminate the need for
safekeeping, the fund will not issue
certificates for shares.
The fund may periodically close to
new purchases of shares or refuse any
order to buy shares if Putnam
Management determines that doing so
would be in the best interests of the
fund and its shareholders.

O    DISTRIBUTION (12B-1) PLAN. The
fund has adopted a distribution plan
to pay for the marketing of class A
shares and for services provided to
shareholders. The plan provides for
payments at annual rates (based on
average net assets) of up to 0.35%.
The Trustees currently limit payments
on class A shares to 0.25% of average
net assets.  Because the fees are
paid out of the fund's assets on an
ongoing basis, they will increase the
cost of your investment.

O    ELIGIBLE RETIREMENT PLANS.  An
employer-sponsored retirement plan
for which Putnam Fiduciary Trust
Company or its affiliates provide
recordkeeping or other services in
connection with the purchase of class
A shares is eligible to purchase fund
shares through this prospectus if

O    it initially invests at least
 $20 million in Putnam funds and other
 investments managed by Putnam
 Management or its affiliates, or
O    its dealer of record has, with
 the consent of Putnam Mutual Funds,
 waived its commission or agreed to
 refund its commission to Putnam
 Mutual Funds if the plan redeems 90%
 or more of its cumulative purchases
 within two years of its initial
 purchase.

Other employer-sponsored retirement
plans, are eligible to purchase fund
shares through this prospectus if

O    They invest at least $1 million
 in class A shares, or have at least
 200 eligible employees, and

O    The dealer of record waives its
 commission with the consent of Putnam
 Mutual Funds.

Employer-sponsored retirement plans
participating in a "multi-fund"
program approved by Putnam Mutual
Funds may include amounts invested in
other participating mutual funds for
purposes of determining whether the
plan may purchase class A shares at
NAV. Employer-sponsored plans may
make additional investments of any
amount at any time.

How do I sell fund shares?

Subject to any restrictions imposed
by your employer's plan, you can sell
your shares through the plan back to
the fund any day the New York Stock
Exchange is open. For more
information about how to sell shares
of the fund through your employer's
plan, including any charges that the
plan may impose, please consult your
employer.

Your plan administrator must send a
signed letter of instruction to
Putnam Investor Services. The price
you will receive is the next NAV per
share calculated after the fund
receives the instruction in proper
form. In order to receive that day's
NAV, Putnam Investor Services must
receive the instruction before the
close of regular trading on the New
York Stock Exchange.

The fund generally sends you payment
for your shares the business day
after your request is received.
Under unusual circumstances, the fund
may suspend redemptions, or postpone
payment for more than seven days, as
permitted by federal securities law.
The fund will only redeem shares for
which it has received payment.

How do I exchange fund shares?

Subject to any restrictions your plan
imposes, you can exchange your fund
shares for shares of other Putnam
funds offered through your employer's
plan at NAV without any sales
charges. Contact your plan
administrator or Putnam Investor
Services for more information.
The exchange privilege is not
intended as a vehicle for short-term
trading. Excessive exchange activity
may interfere with portfolio
management and have an adverse effect
on all shareholders. In order to
limit excessive exchange activity and
otherwise promote the best interests
of the fund, the fund reserves the
right to revise or terminate the
exchange privilege, limit the amount
or number of exchanges or reject any
exchange.  The fund into which you
would like to exchange may also
reject your exchange.  These actions
may apply to all shareholders or only
to those shareholders whose exchanges
Putnam Management determines are
likely to have a negative effect on
the fund and other Putnam funds.

FUND DISTRIBUTIONS AND TAXES

The fund distributes any net
investment income and any net
realized capital gains at least once
a year.

The terms of your employer's plan
will govern how your employer's plan
may receive distributions from the
fund. Generally, periodic
distributions from the fund to your
employer's plan are reinvested in
additional fund shares, although your
employer's plan may permit you to
receive fund distributions from net
investment income in cash while
reinvesting capital gains
distributions in additional shares or
to receive all fund distributions in
cash. If another option is not
selected, all distributions will be
reinvested in additional fund shares.
Generally, for federal income tax
purposes, fund distributions are
taxable as ordinary income, except
that any distributions of long-term
capital gains will be taxed as such
regardless of how long you have held
your shares. However, distributions
by the fund to retirement plans that
qualify for tax-exempt treatment
under federal income tax laws will
not be taxable. Special tax rules
apply to investments through such
plans. You should consult your tax
adviser to determine the suitability
of the fund as an investment through
such a plan and the tax treatment of
distributions (including
distributions of amounts attributable
to an investment in the fund) from
such a plan. You should consult your
tax advisor for more information on
your own tax situation, including
possible state and local taxes.

FINANCIAL HIGHLIGHTS

The financial highlights table is
intended to help you understand the
fund's recent financial performance.
Certain information reflects
financial results for a single fund
share. The total returns represent
the rate that an investor would have
earned or lost on an investment in
the fund, assuming reinvestment of
all dividends and distributions. This
information has been audited by
PricewaterhouseCoopers LLP. Its
report and the fund's financial
statements are included in the fund's
annual report to shareholders, which
is available upon request.


FINANCIAL HIGHLIGHTS
CLASS A
                   YEAR ENDED JULY 31
                  1998 1997  1996 1995 1994
NET ASSET VALUE,
BEGINNING OF PERIOD$16.02   $14.80$14.
17               $10.15$10.72

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income (.12)(.12)(C)(.
08)(C)           (.07)(.06)
Net Gains or Losses on Securities
(both realized and unrealized)1.452.42 2.42  4.95 .69

TOTAL FROM INVESTMENT OPERATIONS  1.33 2.30  2.34 4.88 .63

LESS DISTRIBUTIONS:

Dividends (from net investment
income)            -- (1.08)(1.71)(.86
)                (1.20)

TOTAL DISTRIBUTIONS--(`1.08)(1.71)(.86
)                (1.20)

NET ASSET VALUE (NAV)
END OF PERIOD    $17.35$16.02$14.80$1
4.17             $10.15

RATIOS/SUPPLEMENTAL DATA

TOTAL INVESTMENT RETURN
AT NET ASSET VALUE(%)(A)8.3016.3317.1251.32  4.83

NET ASSETS, END OF PERIOD $2,478,340$2,271,206
$1,479,770$730,188$412,706

Ratio of Expenses to Average
Net Assets (%)(b) 1.00 1.16  1.11 1.14 1.16
Ratio of Net Investment Income/Loss
to Average Net Assets (%)   (.70)(.79)(.53)  (.62)     (.97)
Portfolio Turnover Rate (%) 106.29112.
84               199.52116.1076.66

 (a)Total investment return assumes
 dividend reinvestment and does not
 reflect the  effect of sales
 charges.
(b)The ratio of expenses to average
 net assets for period ended July 31,
 1996, and thereafter includes
 amounts paid through brokerage
 service and expense offset
 arrangements. Prior period ratios
 exclude these amounts.
(c)   Per share net investment income
 (loss) has been determined on the
 basis of the weighted average number
 of shares outstanding during the
 period.


FOR MORE INFORMATION ABOUT
PUTNAM OTC & EMERGING GROWTH FUND


THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION (SAI) AND ANNUAL
AND SEMI-ANNUAL REPORTS TO
SHAREHOLDERS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND.
THE SAI, AND THEAUDITOR'S REPORT
AND FINANCIAL STATEMENTS
INCLUDED IN THE FUND'S MOST
RECENT ANNUAL REPORT TO ITS
SHAREHOLDERS, ARE INCORPORATED
BY REFERENCE INTO THIS
PROSPECTUS, WHICH MEANS THEY
ARE PART OF THIS PROSPECTUS FOR
LEGAL PURPOSES.

THE FUND'S ANNUAL REPORT
DISCUSSES THE MARKET
CONDITIONS AND INVESTMENT
STRATEGIES THAT SIGNIFICANTLY
AFFECTED THE FUND'S PERFORMANCE
DURING ITS LAST FISCAL YEAR. YOU
MAY GET FREE COPIES OF THESE
MATERIALS, REQUEST OTHER
INFORMATION ABOUT THE FUND
AND OTHER PUTNAM FUNDS, OR MAKE
SHAREHOLDER INQUIRIES, BY
CALLING PUTNAM TOLL-FREE AT
1-800-225-1581.

You may review and copy information
about the fund, including its SAI, at
the Securities and Exchange
Commission's public reference room in
Washington, D.C. You may call the
Commission at 1-800-SEC-0330 for
information about the operation of
the public reference room. You may
also access reports and other
information about the fund on the
Commission's Internet site at
http://www.sec.gov. You may get
copies of this information, with
payment of a duplication fee, by
writing the Public Reference Section
of the Commission, Washington, D.C.
20549-6009. You may need to refer to
the fund's file number.



PUTNAM INVESTMENTS
           Putnam Defined
Contribution Plans
           One Post Office Square
           Boston, Massachusetts
02109
           Toll-free 1-800-752-9894

           Address correspondence to
           Putnam Investor Services
           P.O. Box 989
           Boston, Massachusetts
02103

           File No. 811-3152

           www.putnaminv.com





                           Prospectus
                    NOVEMBER 30, 1998

PUTNAM OTC & EMERGING GROWTH FUND

Class Y shares - for eligible

retirement plans

INVESTMENT CATEGORY: GROWTH
This prospectus explains what you
should know about this mutual fund
before you invest. Please read it
carefully. THIS PROSPECTUS ONLY
OFFERS CLASS Y SHARES OF THE FUND
WITHOUT A SALES CHARGE TO ELIGIBLE
RETIREMENT PLANS.
Putnam Investment Management, Inc.
(Putnam Management), which has
managed mutual funds since 1937,
manages the fund. The fund may not
achieve its goals, and is not
intended as a complete investment
program.
As with all mutual funds, the U.S.
Securities and Exchange Commission
(SEC), does not guarantee that the
information in this prospectus is
accurate or complete nor has it
judged this fund for investment
merit.  Any statement to the contrary
is a crime.
 CONTENTS
 FUND SUMMARY
 Goal
 Main investment strategies
 Main risks
 Performance information
 Fees and expenses
  WHAT ARE THE FUND'S MAIN
  INVESTMENT STRATEGIES
  AND RELATED RISKS?
 WHO MANAGES THE FUND?
 HOW DOES THE FUND PRICE ITS
 SHARES?
 HOW DO I BUY FUND SHARES?
 HOW DO I SELL FUND SHARES?
 HOW DO I EXCHANGE FUND
 SHARES?
 FUND DISTRIBUTIONS AND
 TAXES
 FINANCIAL HIGHLIGHTS



                   PUTNAM INVESTMENTS
                          Putnam
Defined
Contribution Plans

Fund summary

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES

The fund is designed for investors
willing to assume above-average risk
in return for above-average capital
growth potential. Under normal market
conditions, the fund invests at least
65% of its total assets in common
stocks traded in the over-the-counter
("OTC") market and common stocks of
"emerging growth" companies listed on
securities exchanges.  The fund
mainly buys stocks of small to medium
sized companies, though the fund may
invest in companies of any size.
Most stocks bought by the fund are
"growth" stocks that Putnam
Management believes have the
potential for capital appreciation
significantly greater than that of
the market averages.

MAIN RISKS

The main risks that could adversely
affect the value of this fund's
shares and  the total return on your
investment include

O    The risk that the stock price of
  one or more of the companies in the
  fund's portfolio will fall, or will
  fail to appreciate as anticipated by
  Putnam Management.  Many factors can
  adversely affect a stock's
  performance. This risk is greater for
  small and medium-sized companies,
  which tend to be more vulnerable to
  adverse developments.

O    The risk that movements in the
  securities markets will adversely
  affect the value of the fund's
  investments, regardless of how well
  the companies in the fund's portfolio
  perform.

You can lose money by investing in
the fund. The fund may not achieve
its goals, and is not intended as a
complete investment program. An
investment in the fund is not a
deposit of the bank and is not
insured or guaranteed by the Federal
Deposit Insurance Corporation or any
other government agency.

PERFORMANCE INFORMATION

The following information provides
some indication of the fund's risks.
The chart shows the year-to-year
changes in the fund's class A shares.
The table following the chart
compares the fund's performance to
that of a broad measure of market
performance. Of course, the fund's
past performance is not an indication
of future performance.

Performance of class Y shares for the
period prior to July 12, 1996 is
derived from the historical
performance of class A shares (which
are not offered by this prospectus).
These returns have not been adjusted
to reflect the lower operating
expenses applicable to class Y
shares.

CALENDAR YEAR TOTAL RETURNS FOR CLASS
              Y SHARES*
1997 10.44%
1996 4.88%
1995 55.94%
1994 2.24%
1993 32.05%
1992 12.69%
1991 40.83%
1990 (9.84)%
1989 29.05%
1988 16.10%

Year-to-date performance for 1998
through July 31, 1998 was 7.85%. The
return for 1991 is not annualized.
During the period shown, the highest
return for a quarter was 23.86%
(quarter ending 3/31/91) and the
lowest return for a quarter was
(26.80)% (quarter ending 9/30/90).
The following table compares the
performance of class Y shares to a
broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for
periods ending 12/31/97)

           PAST   PAST PAST   SINCE
INCEPTION
           1 YEAR 5 YEARS     10 YEARS
INCEPTION   DATE
CLASS Y    10.44% 19.52%      17.9919.71%
7/12/96
Russell 2000
 Growth Index     12.95%      12.75%13.49    11.04%

Class Y performance reflects the
waiver of sales charges for purchases
through eligible retirement plans.
The Russell 2000 index is an
unmanaged list of common stocks.  It
assumes reinvestment of all
distributions and interest payments
and do not take into account
brokerage fees or taxes.  Securities
in the fund does not match those in the
index and performance of the fund
will differ.  It is not possible to
invest directly in an index.

FEES AND EXPENSES

This table summarizes the expenses
you may pay if you buy and hold class
Y shares of the fund. Annual fund
operating expenses are deducted from
the fund's assets.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
assets)

Management fees               0.54%
Other expenses           0.21%
Total fund operating expenses 0.75%

EXAMPLE

This example translates the "total
fund operating expenses" shown in the
preceding table into dollar amounts.
By doing this, you more easily
compare the cost of investing in the
fund to the cost of investing in
other mutual funds.  This example
makes certain assumptions.  It
assumes that you invest $10,000 in
the fund for the time periods shown
and then redeem all your shares at
the end of those periods. It also
assumes a 5% return on your
investment each year and that the
fund's operating expenses remain the
same.  The example is hypothetical;
your actual costs and returns may be
higher or lower.

       1 YEAR   3 YEARS        5
YEARS  10 YEARS

       $77      $240   $417    $930

WHAT ARE THE FUND'S MAIN INVESTMENT
STRATEGIES AND RELATED RISKS?
Any investment carries with it some
level of risk that generally reflects
its potential for reward. The fund
pursues its goal of capital
appreciation by investing mainly in
common stocks of small to medium-
sized companies, which represent
ownership interests in companies. The
fund generally invests in growth
stocks.  Putnam Management will
consider, among other things, a
company's financial strength,
competitive position in its industry
and projected future earnings and
dividends when deciding whether to
buy or sell investments.  A
description of certain risks of
investing in common stocks as well as
growth stocks and stocks of small and
medium-sized companies follows.

COMMON STOCKS. The value of a
company's stock may fall as a result
of factors which directly relate to
that company, such as decisions made
by its management or lower demand for
the company's products or services. A
stock's value may also fall because
of factors affecting companies in the
same industry or a number of
different industries, such as
increases in production costs. The
value of a company's stock may also
be affected by changes in financial
market conditions that are relatively
unrelated to the company or its
industry, such as changes in interest
rates or currency exchange rates. In
addition, a company's stock generally
pays dividends only after the company
makes required payments to holders of
its bonds and other debt. For this
reason, the value of the stock will
usually react more strongly than the
bonds and other debt to actual or
perceived changes in the company's
financial condition or prospects.

GROWTH STOCKS. The fund generally
invests in stocks of companies that
Putnam Management believes have
earnings that will grow relatively
rapidly. These growth stocks
typically trade at higher multiples
of current earnings than other
stocks. Therefore, the values of
growth stocks may be more sensitive
to changes in current or expected
earnings than the values of other
stocks.  If Putnam Management's
assessment of the prospects for the
company's earnings growth is wrong,
or if its judgment of how other
investors will value the company's
earnings growth is wrong, then the
price of the company's stock may fall
or not approach the value that Putnam
Management has placed on it.

SMALLER COMPANIES. The fund may invest
in small and medium-sized companies,
including companies with market
capitalizations of less than $1
billion. These companies are more
likely than larger companies to have
limited product lines, markets or
financial resources, or to depend on
a small, inexperienced management
group. Stocks of these companies may
trade less frequently and in limited
volume, and their prices may
fluctuate more than stocks of other
companies. Stocks of these companies
may therefore be more vulnerable to
adverse developments than those of
larger companies.

FOREIGN INVESTMENTS. The fund may
invest without limit in securities of
foreign issuers that are traded in
U.S. public markets. While the fund
may also invest in securities of
foreign issuers that are not traded
in U.S. public markets, it does not
expect that such investments will
normally represent more than 20% of
its assets, although they may
occasionally exceed this amount.
Foreign investments involve certain
special risks. For example, their
values may drop in response to
changes in currency exchange rates,
unfavorable political and legal
developments, unreliable or untimely
information, and economic and
financial instability. In addition,
the liquidity of these investments
may be more limited than domestic
investments, which means the fund may
at times be unable to sell them at
desirable prices. Foreign settlement
procedures may also involve
additional risks. These risks are
generally greater in the case of
"emerging markets" that typically
have less developed legal and
financial systems.

Certain of these risks may also apply
to some extent to domestic
investments that are denominated in
foreign currencies or that are traded
in foreign markets, or to securities
of U.S. companies that have
significant foreign operations.
 DERIVATIVES. The fund may engage in a
variety of transactions involving
derivatives such as futures, options,
warrants and swaps.  Derivatives are
financial instruments whose value
depends on, or is derived from, the
value of an underlying investment,
pool of investments, index or
currency.  The fund's return on a
derivative typically depends on the
change in value of the security,
index or currency specified in the
derivative instrument.

The fund may use derivatives to both
for hedging and non-hedging purposes.
Derivatives involve special risks and
may result in losses.  The fund will
be dependent on Putnam Management's
ability to analyze and manage these
sophisticated instruments.  For
further information about the risks
of derivatives see the statement of
additional information (SAI).

FREQUENT TRADING. The fund may buy
and sell investments relatively
often, which involves higher
expenses, including brokerage
commissions, and may increase the
amount of capital gains (and, in
particular short-term capital gains)
realized by the fund, on which
shareholders must pay tax.

OTHER INVESTMENTS.   In addition to
the main investment strategies
described above, the fund may also
make other types of investments, such
as investments in preferred stocks,
convertible securities, derivative
instruments or fixed income
securities, and, therefore, may be
subject to other risks.

ALTERNATIVE STRATEGIES. At times
Putnam Management may judge that
market conditions make pursuing the
fund's investment strategies
inconsistent with the best interests
of its shareholders. Putnam
Management then may temporarily use
alternative strategies that are
mainly designed to limit the fund's
losses.  Although Putnam Management
has the flexibility to use these
strategies, it may choose not to for
a variety of reasons, even in very
volatile market conditions.  These
strategies may cause the fund to miss
out on investment opportunities, and
may prevent the fund from achieving
its goal.

CHANGES IN POLICIES. The fund's
Trustees may change the fund's goal,
investment strategies and other
policies above without shareholder
approval, except as otherwise
indicated.

WHO MANAGES THE FUND?

The fund's Trustees oversee the
general conduct of the fund's
business. The Trustees have retained
Putnam Management to be the fund's
investment manager, responsible for
making investment decisions for the
fund and managing the fund's other
affairs and business. The fund pays
Putnam Management a quarterly
management fee for these services
based on the fund's average net
assets. The fund paid Putnam
Management a management fee of 0.54%
of average net assets for the fund's
last fiscal year. Putnam Management's
address is One Post Office Square,
Boston, MA 02109.

The following officers of Putnam
Management have had primary
responsibility for the day-to-day
management of the fund's portfolio
since the years shown below, although
they may have worked for Putnam
before that time. Their recent
professional experience is also
shown.

MANAGER                       SINCE
                 EXPERIENCE

Steven L. Kirson 1996
Employed as an investment
Senior Vice President
professional by Putnam
Management since
1989.

Michael J. Mufson
1996Employed as an investment
Senior Vice President
professional by Putnam
                 Management since
1993.

YEAR 2000 ISSUES.  The fund could be
adversely affected if the computer
systems used by Putnam Management and
the fund's other service providers do
not properly process and calculate
date-related information relating to
the end of this century and the
beginning of the next.  While year
2000-related problems could have a
negative effect on the fund, both in
its operations and in its investors,
Putnam Management is working to avoid
such problems and to obtain
assurances from service providers
that they are taking similar steps.
No assurances, though can be provided
that the fund will not be adversely
impacted by these matters.

How does the fund price its shares?

The price of the fund's shares is
based on its net asset value (NAV).
The NAV per share of each class
equals the total value of its assets,
less its liabilities, divided by the
number of its outstanding shares.
Shares are only valued as of the
close of regular trading on the New
York Stock Exchange each day the
exchange is open.
The fund values its investments for
which market quotations are readily
available at market value. It values
short-term investments that will
mature within 60 days at amortized
cost, which approximates market
value. It values all other
investments at what it believes is
the current value.  This is sometimes
called "fair value."

The fund translates prices for its
investments quoted in foreign
currencies into U.S. dollars at
current exchange rates. As a result,
changes in the value of those
currencies in relation to the U.S.
dollar may affect the fund's NAV.
Because foreign markets may be open
at different times than the New York
Stock Exchange, the value of the
fund's shares may change on days when
shareholders are not able to buy or
sell them. If events materially
affecting the values of the fund's
foreign investments occur between the
close of foreign markets and the
close of regular trading on the New
York Stock Exchange, these
investments will be valued at their
fair value.

How do I buy fund shares?

All orders to purchase shares must be
made through your employer's defined
contribution plan. For more
information about how to purchase
shares of the fund through your
employer's plan or limitations on the
amount that may be purchased, please
consult your employer.

Putnam Mutual Funds Corp. (Putnam
Mutual Funds) generally must receive
your plan's completed buy order
before the close of regular trading
on the New York Stock Exchange for
shares to be bought at that day's
offering price.

To eliminate the need for
safekeeping, the fund will not issue
certificates for shares.
The fund may periodically close to
new purchases of shares or refuse any
order to buy shares if Putnam
Management determines that doing so
would be in the best interests of the
fund and its shareholders.

O    ELIGIBLE RETIREMENT PLANS.  A
defined contribution plan is eligible
to purchase fund shares through this
prospectus if

O    The plan, its sponsor and other
 employee benefit plans managed by its
 sponsor invest at least $250 million
 in Putnam funds and other investments
 managed by Putnam Management or its
 affiliates, or

O    the plan's sponsor confirms a
 good faith expectation that
 investments in Putnam-managed assets
 by the sponsor and its employee
 benefit plans will attain $250
 million (using the higher of purchase
 price or current market value) within
 one year of initial purchase, and
 agrees that class Y shares may be
 redeemed and class A shares purchased
 if that level is not attained.

How do I sell fund shares?

Subject to any restrictions imposed
by your employer's plan, you can sell
your shares through the plan back to
the fund any day the New York Stock
Exchange is open. For more
information about how to sell shares
of the fund through your employer's
plan, including any charges that the
plan may impose, please consult your
employer.

Your plan administrator must send a
signed letter of instruction to
Putnam Investor Services. The price
you will receive is the next NAV per
share calculated after the fund
receives the instruction in proper
form. In order to receive that day's
NAV, Putnam Investor Services must
receive the instruction before the
close of regular trading on the New
York Stock Exchange.

The fund generally sends you payment
for your shares the business day
after your request is received.
Under unusual circumstances, the fund
may suspend redemptions, or postpone
payment for more than seven days, as
permitted by federal securities law.
The fund will only redeem shares for
which it has received payment

How do I exchange fund shares?

Subject to any restrictions your plan
imposes, you can exchange your fund
shares for shares of other Putnam
funds offered through your employer's
plan at NAV without any sales
charges. Contact your plan
administrator or Putnam Investor
Services for more information.
The exchange privilege is not
intended as a vehicle for short-term
trading. Excessive exchange activity
may interfere with portfolio
management and have an adverse effect
on all shareholders. In order to
limit excessive exchange activity and
otherwise promote the best interests
of the fund, the fund reserves the
right to revise or terminate the
exchange privilege, limit the amount
or number of exchanges or reject any
exchange. The fund into which you
would like to exchange may also
reject your exchange.  These actions
may apply to all shareholders or only
to those shareholders whose exchanges
Putnam Management determines are
likely to have a negative effect on
the fund or other Putnam funds.

FUND DISTRIBUTIONS AND TAXES

The fund distributes any net
investment income and any net
realized capital gains at least once
a year.

The terms of your employer's plan
will govern how your employer's plan
may receive distributions from the
fund. Generally, periodic
distributions from the fund to your
employer's plan are reinvested in
additional fund shares, although your
employer's plan may permit you to
receive fund distributions from net
investment income in cash while
reinvesting capital gains
distributions in additional shares or
to receive all fund distributions in
cash. If another option is not
selected, all distributions will be
reinvested in additional fund shares.
Generally, for federal income tax
purposes, fund distributions are
taxable as ordinary income, except
that any distributions of long-term
capital gains will be taxed as such
regardless of how long you have held
your shares. However, distributions
by the fund to retirement plans that
qualify for tax-exempt treatment
under federal income tax laws will
not be taxable. Special tax rules
apply to investments through such
plans. You should consult your tax
adviser to determine the suitability
of the fund as an investment through
such a plan and the tax treatment of
distributions (including
distributions of amounts attributable
to an investment in the fund) from
such a plan. You should consult your
tax advisor for more information on
your own tax situation, including
possible state and local taxes.

FINANCIAL HIGHLIGHTS

The financial highlights table is
intended to help you understand the
fund's recent financial performance.
Certain information reflects
financial results for a single fund
share. The total returns represent
the rate that an investor would have
earned or lost on an investment in
the fund, assuming reinvestment of
all dividends and distributions. This
information has been audited by
PricewaterhouseCoopers LLP. Its
report and the fund's financial
statements are included in the fund's
annual report to shareholders, which
is available upon request.



FINANCIAL HIGHLIGHTS
CLASS Y

YEAR ENDED JULY 31
                  1998 1997 1996+
NET ASSET VALUE,
BEGINNING OF PERIOD$16.08   $14.81$15.
65

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income(a)(.08)(.09)(C)  -(C)
Net Gain or Losses on Securities
(both
realized and unrealized) on
investments       1.46 2.44 (.84)

TOTAL FROM INVESTMENT OPERATIONS  1.38 2.35  (.84)

LESS DISTRIBUTIONS:

Dividends (from net
Investment income) -- (1.08)  -

TOTAL DISTRIBUTIONS--(`1.08)  -

Net Asset Value (NAV)
End of Period    $17.46$16.08$14.81

RATIOS/SUPPLEMENTAL DATA

TOTAL INVESTMENT RETURN
AT NET ASSET VALUE(%)(A)8.58  16.67(5.37)
*

NET ASSETS, END OF PERIOD
(IN THOUSANDS)  $99,256$102,862     $150

Ratio of Expenses to Average
Net Assets (%)(b) .75  .91   .07*
Ratio of Net Income
to Average Net Assets (%)   (.46)(.53)(.02)*
Portfolio Turnover Rate (%) 106.29112.
84               199.52

+For the period from the commencement
 of operations on July 12, 1996
 through July 31, 1996.
*   Not annualized.
(a)   Total investment return assumes
 dividend reinvestment and does not
 reflect the effect of sales charges
(b) The ratio of expenses to average
net assets for period ended July 31,
1996, and thereafter includes amounts
paid through brokerage service and
expense offset arrangements
(c) Per share net investment income
(loss) has been determined on the
basis of the weighted average number
of shares outstanding during the
period.



MORE INFORMATION ABOUT

PUTNAM OTC EMERGING

 GROWTH FUND


THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION (SAI) AND ANNUAL AND SEMI-
ANNUAL REPORTS TO SHAREHOLDERS INCLUDE
ADDITIONAL INFORMATION ABOUT THE FUND. THE
SAI, AND THE AUDITOR'S REPORT AND FINANCIAL
STATEMENTS INCLUDED IN THE FUND'S MOST
RECENT ANNUAL REPORT TO ITS SHAREHOLDERS,
ARE INCORPORATED BY REFERENCE INTO THIS
PROSPECTUS, WHICH MEANS THEY ARE PART OF
THIS PROSPECTUS FOR LEGAL PURPOSES. THE
FUND'S ANNUAL REPORT DISCUSSES THE MARKET
CONDITIONS AND INVESTMENT STRATEGIES THAT
SIGNIFICANTLY AFFECTED THE FUND'S
PERFORMANCE DURING ITS LAST FISCAL YEAR.
YOU MAY GET FREE COPIES OF THESE MATERIALS,
REQUEST OTHER INFORMATION ABOUT THE FUND OR
OTHER PUTNAM FUNDS, OR MAKE SHAREHOLDER
INQUIRIES, BY CALLING PUTNAM TOLL-FREE AT 1-
800-225-1581.
You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the fund on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the fund's file number.






PUTNAM INVESTMENTS
           Putnam Defined Contribution Plans
           One Post Office Square
           Boston, Massachusetts 02109
           Toll-free 1-800-752-9894

           Address Correspondence to
           Putnam Investor Services
           P.O. Box 989
           Boston, Massachusetts 02103

           File No. 811-3152
           www.putnaminv.com


               PUTNAM OTC & EMERGING GROWTH FUND

                           FORM N-1A
                             PART B

          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                      November 30, ^ 1998

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated November 30, ^ 1998, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI ^ 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.

^ Certain disclosure has been incorporated by reference from the fund's annual report. For a free copy of the fund's annual report, call Putnam Investor Services at 1-800-225-1581.
                      ^ Table of Contents

PART I

FUND HISTORY                                                  I-3
ADDITIONAL INVESTMENT STRATEGIES                              I-4
INVESTMENT RESTRICTIONS                                     ^ I-5
CHARGES AND EXPENSES                                        ^ I-5
INVESTMENT PERFORMANCE                                     ^ I-12
ADDITIONAL OFFICERS                                        ^ I-12
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS           ^ I-13


Part II
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES ^ AND RISKS  II-1
TAXES                                                     ^ II-29
MANAGEMENT                                                ^ II-34
DETERMINATION OF NET ASSET VALUE                          ^ II-43
HOW TO BUY SHARES                                         ^ II-44
DISTRIBUTION PLANS                                        ^ II-55
INVESTOR SERVICES                                         ^ II-56
SIGNATURE GUARANTEES                                      ^ II-61
SUSPENSION OF REDEMPTIONS                                 ^ II-62
SHAREHOLDER LIABILITY                                     ^ II-62
STANDARD PERFORMANCE MEASURES                             ^ II-62
COMPARISON OF PORTFOLIO PERFORMANCE                       ^ II-64
^ SECURITIES RATINGS                                      ^ II-68
^ DEFINITIONS                                               II-73
                              SAI
                             PART I

FUND HISTORY

Putnam OTC & Emerging Growth Fund is a Massachusetts business trust organized on July 8, 1982. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to December 16, 1996, the fund was known as Putnam OTC Emerging Growth Fund.

The fund is an open-end management investment company with an unlimited number of authorized shares of beneficial interest.
The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund's shares are not currently divided into series. The fund may offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

The fund is a *diversified* investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased^.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, the fund may be deemed to be an underwriter under federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may dispose of real estate or interests in real estate acquired through the exercise of its rights as holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any ^ issuer.

(8)  Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the value of the fund's total assets would be invested in any one industry.

Although certain of the fund's fundamental investment restrictions permit it to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or ^ by proxy.

It is contrary to the fund's present policy, which may be changed by the Trustees without shareholder approval, to:

Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b), and (^ c) above.

               ---------------------------------

All percentage limitations on investments (other than pursuant to the non-fundamental restriction) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                       ------------------

CHARGES AND EXPENSES

Management fees

Under a Management Contract dated November 20, 1996, the fund pays a ^ quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the ^ quarter, at ^ the annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter. For the past three fiscal years, pursuant to the Management Contract and a management contract in effect prior to November 20, 1996, under which the management fee payable to Putnam Management was paid at the rate of 0.70% of the first $500 million of the fund's average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million and 0.50% thereafter, the fund incurred the following fees:



Fiscal            Management
year              fee paid

1998              $21,485,223
1997              $16,218,672
1996              $ 9,295,548
^


Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:

                 Fiscal        Brokerage
                 year          commissions

                 1998          $2,686,620
                 1997          $2,339,36^ 2
                 1996          $1,916,0^ 27
                 ^


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:


               Dollar ^ value   Percent of
               of these         total            Amount of
               transactions     transactions   commissions

             $532,665,226       22.92%          $858,235 ^



Administrative expense reimbursement

The fund reimbursed Putnam Management for administrative services during fiscal ^ 1998, including compensation of certain fund officers and contributions to the Putnam Investments, Inc. Profit
Sharing Retirement Plan for their benefit, as follows:

                                     Portion of total
                                    reimbursement for
                  Total             compensation ^ and
              reimbursement           contributions

              ^ $35,092               ^ $29,965

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal ^ 1998 and the fees paid to each Trustee by all of the Putnam funds during ^ calendar ^ year 1997:
[CAPTION]

COMPENSATION TABLE
                                              ^ Pension or
Estimated            Total
                              Aggregate         retirementannual
benefits   compensation
                           compensation   benefits accrued    from
all^           from all
                               from the         as part ofPutnam
f^ unds            Putnam
Trustees/Year                   fund(1)      fund expenses^ upon
retirement(2)    funds(3)

Jameson A. Baxter/1994(4)        $4,404               $924
$87,500           $176,000
Hans H. Estin/1972                3,797              1,934
87,500            175,000
John A. Hill/1985(4)(6)          3,755                726
98,000            175,000
Ronald J. Jackson/1996(4)        4,242                462
87,500            176,000
Paul L. Joskow/1997(4)(5)         2,881                 48
87,500             25,500
Elizabeth T. Kennan/1992       ^ 4,242              1,032
87,500            174,000
Lawrence J. Lasser/1992        ^ 3,698                772
87,500            172,000
John H. Mullin, ^ III/1997(4)(5)  2,881                 74
87,500             25,500
Robert E. Patterson/1984       ^ 3,776                581
87,500            176,000
Donald S. Perkins/1982         ^ 3,797              2,092
87,500          ^ 176,000
William F. Pounds/1971(6)        4,324              2,174
98,000            201,000
George Putnam/1957             ^ 3,720              2,209
87,500            175,000
George Putnam, III/1984        ^ 3,769                382
87,500          ^ 174,000
^ A.J.C. Smith/1986               3,692             1,302
87,500            170,000
W. Thomas Stephens/1997(4)(7)     3,53869      87,500 53,000
W. Nicholas Thorndike/1992     ^ 3,797 1,481   87,500^ 176,000

(1)    Includes an annual retainer and an attendance fee for each meeting attended.
(2)^   Assumes that each Trustee retires at the normal retirement date.  Estimated
       benefits for each Trustee are based on Trustee fee rates in effect during
       calendar ^ 1997.
^(3)   As of December 31, ^ 1997, there were ^ 101 funds in the
Putnam family.
(4)  ^ Includes compensation deferred pursuant to a Trustee
Compensation
      Deferral Plan.   The total amounts of deferred compensation
payable by the fund
      to ^ Messrs. Hill, Jackson, Stephens, Joskow, Mullin and Ms.
Baxter as of July
      31, 1998 were $11,507, $9,936, $3,611, $2,245, $2,260, and,
$2,771 respectively,
      including income earned on such amounts.
(5)  ^ Elected as a Trustee in ^ November 1997.
^(6)   Includes additional compensation for service as Vice
Chairman of the Putnam
       funds.
(7)  ^ Elected as a Trustee in September 1997.
^

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement.
This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

Share ownership

At ^ August 31, ^ 1998, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, to the knowledge of the fund^ no person owned of record or beneficially 5% or more of ^ any class of shares of the fund^:
       Class                    Shareholder name
Percentage
                                      ^ and address
       ^ Y                         Stone and Webster, Inc. ^*
65.495%

       ^ Y                         California State Automobile ^
Association
                                          and California State ^
Automobile ^ Inter-
                                          Insurance Bureau
Autosave Plan^*               15.019%

*The address for the ^ name listed is ^ c/o Putnam Fiduciary
Trust Company, as ^ Trustee or agent, 859 Willard Street, Quincy,
^ Ma.02269

Distribution fees

During fiscal ^ 1998, the fund paid the following 12b-1 fees to Putnam Mutual Funds:

      Class A                Class B               Class M
     $6,040,503            $12,195,990           $1,573,106 ^

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received sales charges with respect to class
A shares in the following amounts during the periods indicated:

                                 Sales charges
                               retained by Putnam    Contingent
                  Total           Mutual Funds        deferred
                front-end            after            ^ sales
Fiscal year   sales charges    dealer concessions     charges

1998                               $7,301,964
$1,166,732      $79,981 ^
1997                               $14,694,004
$2,377,540      $99,^ 187
1996                               $17,062,580
$2,819,207      ^ $8,929
^

Class B contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                              Contingent deferred
Fiscal year                      sales charges

1998                                 $2,687,613 ^
1997                                                   $1,844,603
1996                                                   $414,227
^

Class M sales charges

Putnam Mutual Funds received sales charges with respect to class
M shares in the following amounts during the periods indicated:

                                       Sales charges
                                     retained by Putnam
                                        Mutual Funds
                    Total                  after
Fiscal year     sales charges        dealer concessions

1998               $281,718                 48,261 ^
1997                $610,010               $102,706
1996                $561,757               $ 95,491
^

Investor servicing and custody fees and expenses

During the ^1998 fiscal year, the fund incurred ^ $7,189,841 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended July 31, ^ 1998)

                              Class A  Class B  Class M  Class Y
Inception date:               11/1/82  7/15/93  12/2/94^ 7/12/96

Average annual tot^ al return

1 year                         ^ 8.30%  ^ 7.51%  ^ 7.73%    8.58%
5 year                          18.54%   17.70%   17.93%   18.69%
10 year                         17.27%   16.34%   16.62%   17.34%

Returns for class A and class M shares reflect the deduction of the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.

Returns for class B shares reflect the deduction of the applicable contingent deferred sales charge ("CDSC"), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter.

Returns shown for class B, class M and class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the deduction of the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of ^ the class M shares, the higher operating expenses applicable to such shares.

Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard Performance measures" in Part II of this SAI for information on how performance is calculated.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Officer Name (Age) (Number of funds)

Brett C. Browchuk (age ^ 35) (111 funds).  Managing Director of
Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

Carol McMullen (age 43 )(18 funds).  Managing Director of Putnam
Management.  Prior to June, 1995, Ms. McMullen was Senior Vice
President of Baring Asset Management.

Daniel L. Miller (age 41) (7 funds).  Managing Director of Putnam
Management.

John J. Morgan, Jr. (age 58) (22 funds).  Managing Director of
Putnam Management ^.

Steven L. Kirson (age ^ 38) (1 fund).  Senior Vice President of
Putnam Management.

^

Michael J. Mufson (age ^ 35) (1 fund).  Senior Vice President of
Putnam Management.  Prior to June, 1993, Mr. Mufson was Senior
Equity Analyst at Stein Roe & Farnham.


INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, One Post Office Square, Boston, ^ Massachusetts 02109, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended July 31, ^ 1998, filed electronically on September ^, ^ 1998 (File No. 811-3512), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

                              II-49
4/21/98

                       TABLE OF CONTENTS


MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS    II-1

TAXES                                                       II-28

MANAGEMENT                                                  II-33

DETERMINATION OF NET ASSET VALUE                        II-44

HOW TO BUY SHARES                                       II-45

DISTRIBUTION PLANS                                      II-58

INVESTOR SERVICES                                       II-60

SIGNATURE GUARANTEES                                    II-65

SUSPENSION OF REDEMPTIONS                               II-65

SHAREHOLDER LIABILITY                                   II-65

STANDARD PERFORMANCE MEASURES                           II-66

COMPARISON OF PORTFOLIO PERFORMANCE                     II-67

SECURITIES RATINGS                                      II-72

DEFINITIONS                                             II-77


                        THE PUTNAM FUNDS
          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            PART II

As noted in the prospectus, in addition to the principal investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below.
Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described
herein may not apply to your fund.     Unless a strategy or
policy described below is specifically prohibited by the
investment restrictions explained in a fund    '   s prospectus,
part I of this SAI or applicable law, the fund may engage in each
of the practices described below    .  Shareholders who purchase
shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICESMISCELLANEOUS
INVESTMENT PRACTICES AND RISKS

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased in connection
with investments in "emerging markets."   For example, political
and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of the fund's investments in emerging markets and the availability to the fund of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to manage its exposure to foreign currencies. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions."

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Monetary Unit ("EMU"). The EMU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

INVESTMENTS IN MISCELLANEOUS FIXED-INCOME SECURITIES

If the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

LOWER-RATED SECURITIES

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "Securities ratings."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default of such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash.
Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

LOAN PARTICIPATIONS

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

FLOATING RATE AND VARIABLE RATE DEMAND NOTES

Certain funds may purchase floating rate and variable rate demand notes and bonds. These securities may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.


MORTGAGE RELATED AND ASSET-BACKED SECURITIES

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

The fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

STRUCTURED NOTES

A fund may be able to invest in so-called structured notes. These securities are generally derivative instruments whose value is tied to an underlying index or other security or asset class. Such structured notes may include, for example, notes that allow a fund to invest indirectly in certain foreign investments which the fund would otherwise would not be able to directly invest often because of restrictions imposed by local laws.

CONVERTIBLE SECURITIES

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

PRIVATE PLACEMENTS

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The funds may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

FUTURES CONTRACTS AND RELATED OPTIONS

Subject to applicable law the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

OPTIONS ON FUTURES CONTRACTS. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

SHORT-TERM TRADING

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

RESTRICTED SECURITIES

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

FORWARD COMMITMENTS

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

SWAP AGREEMENTS

The fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions, in which its investment return will depend on the change in value of a specified security or index. The fund would typically receive from the counterparty the amount of any increase, and pay to the counterparty the amount of any decrease, in the value of the underlying security or index. The contracts would thus, absent the failure of the counterparty to complete its obligations, provide to the fund approximately the same return as it would have realized if it had owned the security or index directly.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

DERIVATIVES

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus or in this SAI.

YEAR 2000

Like other financial and business organizations, the funds depend on the proper function of their service providers' computer systems. To the extent that the systems used by the funds or their service providers cannot distinguish between the year 1900 and the year 2000 or have other operating difficulties as a result of the year 2000, the operations of and services provided to the funds and their shareholders could be adversely impacted. Putnam Management and its affiliates have reported that each expects to modify its systems, as necessary, to address this so-called "year 2000 problem," and will, on behalf of the funds, inquire as to the year 2000 compliance of the funds' other major service providers. However, there can be no assurance that the operations of and services provided to the funds and their shareholders will not be adversely affected. Similarly, companies in which the funds invest may also experience "year 2000 problems," which could ultimately result in losses to a fund to the extent that the securities of any such company decline in value as a result of a "year 2000 problem."

TAXESTAXES

TAXATION OF THE FUND. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year). One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("28% gains") and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("20% gains"). Distributions of net capital gains will be treated in the hands of shareholders as 28% gains to the extent designated by the fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as 20% gains. Distributions of 28% gains and 20% gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

EXEMPT-INTEREST DIVIDENDS. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.
The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

RETURN OF CAPITAL DISTRIBUTIONS. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CAPITAL LOSS CARRYOVER. Distributions from capital gains are generally made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.
Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as 28% gains if the shares have been held for more than 12 months but not more than 18 months, and as 20% gains if the shares have been held for more than 18 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

BACKUP WITHHOLDING. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these new regulations.

MANAGEMENTMANAGEMENT

TRUSTEES NAME (AGE)

*+GEORGE PUTNAM    (72)    , Chairman and President.  Chairman
and Director of Putnam Management and Putnam Mutual Funds. Director, Freeport Copper and Gold, Inc. (a mining and natural resource company), Houghton Mifflin Company (a major publishing company) and Marsh & McLennan Companies, Inc.

JOHN A. HILL    (56)    , Vice Chairman.  Chairman and Managing
Director, First Reserve Corporation (a registered investment adviser investing in companies in the world-wide energy industry on behalf of institutional investors). Director of Snyder Oil Corporation, TransMontaigne Oil Company, Weatherford Enterra, Inc. (an oil field service company) and various private companies owned by First Reserve Corporation, such as James River Coal and Anker Coal Corporation, and various First Reserve Funds, such as American Gas & Oil Investors, Ltd., AmGO II, L.P., First Reserve Secured Energy Assets Fund, L.P., First Reserve Fund V., L.P., First Reserve Fund VI, L.P., and First Reserve Fund VII, L.P.

+WILLIAM F. POUNDS (70), Vice Chairman. Professor Emeritus of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of IDEXX Laboratories, Inc. (a provider of diagnostic products and services for the animal health and food and environmental industries), Management Sciences for Health, Inc. (a non-profit organization), and Sun Company, Inc. (a petroleum refining and marketing company).

JAMESON A. BAXTER    (55)    , Trustee. President, Baxter
Associates, Inc. (a management and financial consulting firm).
Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc.
and Banta Corporation (printing and digital imaging).  Chairman
Emeritus of the Board of Trustees, Mount Holyoke College.

+HANS H. ESTIN    (70)    , Trustee.  Chartered Financial Analyst
and Vice Chairman, North American Management Corp. (a registered investment adviser).

RONALD J. JACKSON    (54)    , Trustee.  Former Chairman,
President and Chief Executive Officer of Fisher-Price, Inc. (a major toy manufacturer).

   * PAUL L. JOSKOW (51), Trustee. Professor Emeritus of Economics and Management and former Chairman of the Department of Economics, Massachusetts Institute of Technology. Director, New England Electric System (a public utility holding company), State Farm Indemnity Company (an automobile insurance company) and Whitehead Institute for Biomedical Research (a non-profit research institution).

ELIZABETH T. KENNAN    (60)    , Trustee.  President Emeritus and
Professor, Mount Holyoke College. Director, Bell Atlantic (a telecommunications company), the Kentucky Home Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots (a distributor of women's apparel).

*LAWRENCE J. LASSER    (55)    , Trustee and Vice President.
President, Chief Executive Officer and Director of Putnam
Investments, Inc. and Putnam Investment Management, Inc.
Director of Marsh & McLennan Companies, Inc. and the United Way of Massachusetts Bay.

JOHN H. MULLIN, III    (57)    , Trustee.  Chairman and CEO of
Ridgeway Farm, Director of ACX Technologies, Inc. (a company engaged in the manufacture of industrial ceramics and packaging products), Alex. Brown Realty, Inc. and The Liberty Corporation (a company engaged in the life insurance and broadcasting industries).

+ROBERT E. PATTERSON    (53)    , Trustee.  President and Trustee
of Cabot Industrial Trust (a publicly traded real estate investment trust). Director of Brandywine Trust Company.

*DONALD S. PERKINS (71), Trustee. Director of various corporations, including AON Corp. (an insurance company), Cummins Engine Company, Inc. (an engine and power generator manufacturer and assembler), Parsons Group L.L.C. (a corporation providing financial staffing services), LaSalle Street Fund, Inc. and LaSalle U.S. Realty Income and Growth Fund, Inc. (real estate investment trusts), Lucent Technologies Inc. (a global provider of telecommunications equipment), Nanophase Technologies Inc. (a producer of nano crystalline materials), Ryerson Tull, Inc. (America's largest steel service corporation) and Springs Industries, Inc. (a textile manufacturer).

*        GEORGE PUTNAM III    (47)    , Trustee.  President, New
Generation Research, Inc. (a publisher of financial advisory and other research services relating to bankrupt and distressed companies) and New Generation Advisers, Inc. (a registered investment adviser). Director, Massachusetts Audubon Society and The Boston Family Office, L.L.C. (a registered investment advisor).

*A.J.C. SMITH (64), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Partnership (a $667 million 10-year limited partnership with over 30 institutional investors).

W. THOMAS STEPHENS    (56)    , Trustee.  President and Chief
Executive Officer of MacMillan Bloedel Ltd. (a major forest products company). Director, Qwest Communications (a fiber optics manufacturer) and New Century Energies (a public utility company).

W. NICHOLAS THORNDIKE    (65)    , Trustee.  Director of various
corporations and charitable organizations, including Courier Corporation (a book manufacturer), Data General Corporation (a provider of customized computer solutions), Bradley Real Estate, Inc., and Providence Journal Co.

OFFICERS NAME (AGE)

CHARLES E. PORTER    (60)    , Executive Vice President.
Managing Director of Putnam Investments, Inc. and Putnam
Management.

PATRICIA C. FLAHERTY    (51)    , Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Management.

WILLIAM N. SHIEBLER    (56)    , Vice President.  Director and
Senior Managing Director of Putnam Investments, Inc. President and Director of Putnam Mutual Funds.

GORDON H. SILVER    (51)    , Vice President.  Director and
Senior Managing Director of Putnam Investments, Inc. and Putnam
Management.

BRETT C. BROWCHUK (35), Managing Director of Putnam Management.
Prior to April, 1994, Mr. Browchuk was Managing Director at
Fidelity Investments.

IAN C. FERGUSON    (41)    , Vice President.  Senior Managing
Director of  Putnam Investments, Inc. and Putnam Management.

JOHN R. VERANI    (59)    , Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Management.

JOHN D. HUGHES    (63)    , Senior Vice President and Treasurer.

BEVERLY MARCUS    (54)    , Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

   Messrs. Putnam, Lasser and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or directors of Putnam Management, Putnam Mutual
Funds, or Marsh & McLennan Companies, Inc., the parent company of
Putnam Management and Putnam Mutual Funds.

Mr. George Putnam, III, Mr. Putnam    '   s son, is also an
"interested person" of the fund, Putnam Management, and Putnam Mutual Funds. Mr. Perkins may be deemed to be an "interested person" of the fund because of his service as a director of a certain publicly held company that includes registered broker-dealer firms among its subsidiaries. Neither the fund nor any of the other Putnam funds currently engages in any transactions with such firms except that certain of such firms act as dealers in the retail sale of shares of certain Putnam funds in the ordinary course of their business. Mr. Joskow is not currently an "interested person" of the fund but could be deemed by the Securities and Exchange Commission to be an "interested person" on account of his prior consulting relationship with National Economic Research Associates, Inc., a wholly-owned subsidiary of Marsh & McLennan Companies, Inc., which was terminated as of August 31, 1998. The remaining Trustees are not "interested persons."

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.



                       -----------------

Certain other officers of Putnam Management are officers of the fund. SEE "ADDITIONAL OFFICERS" IN PART I OF THIS SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to July, 1998, Mr. Joskow was Chairman of the Department of Economics, Massachusetts
Institute of Technology, and   , prior to September, 1998,     he
was a consultant to National Economic Research Associates
       . Prior to June, 1995, Ms. Kennan was President of Mount Holyoke College. Prior to 1996, Mr. Stephens was Chairman of the Board of Directors, President and Chief Executive Officer of Johns Manville Corporation. Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai Banking Corporation. Prior to February, 1998, Mr. Patterson was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. FOR DETAILS OF TRUSTEES' FEES PAID BY THE FUND AND INFORMATION CONCERNING RETIREMENT GUIDELINES FOR THE TRUSTEES, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

PUTNAM MANAGEMENT AND ITS AFFILIATES

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with nearly $182 billion in assets in over 9 million shareholder accounts at December 31, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At December 31, 1997, Putnam Management and its affiliates managed over $235 billion in assets, including over $19 billion in tax-exempt securities and over $57 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.


THE MANAGEMENT CONTRACT

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

FOR DETAILS OF PUTNAM MANAGEMENT'S COMPENSATION UNDER THE MANAGEMENT CONTRACT, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. THE TERMS OF ANY EXPENSE LIMITATION FROM TIME TO TIME IN EFFECT ARE DESCRIBED IN THE PROSPECTUS AND/OR PART I OF THIS SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

THE AMOUNT OF THIS REIMBURSEMENT FOR THE FUND'S MOST RECENT FISCAL YEAR IS INCLUDED IN "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

PERSONAL INVESTMENTS BY EMPLOYEES OF PUTNAM MANAGEMENT

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION CONCERNING COMMISSIONS PAID BY THE FUND.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

PRINCIPAL UNDERWRITER

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION ON SALES CHARGES AND OTHER PAYMENTS RECEIVED BY PUTNAM MUTUAL FUNDS.

INVESTOR SERVICING AGENT AND CUSTODIAN

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services won the DALBAR Quality Tested Service Seal in 1990, 1991, 1992, 1993, 1994, 1995 and 1997. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION
ON FEES AND REIMBURSEMENTS FOR INVESTOR SERVICING AND CUSTODY
RECEIVED BY PFTC.  THE FEES MAY BE REDUCED BY CREDITS ALLOWED BY
PFTC.

DETERMINATION OF NET ASSET VALUEDETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that a fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the fund.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARESHOW TO BUY SHARES

GENERAL

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer-sponsored retirement plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General-- Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares no later than the end of the month eight years after the purchase date, and may, in the discretion of the Trustees, convert to class A shares earlier. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information. Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft. A shareholder may choose any day of the month and, if a given month (for example, February) does not contain that particular date, or if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

PAYMENT IN SECURITIES. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds.
Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

SALES WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.
The fund may sell shares without a sales charge or CDSC to:

      (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

      (ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not offered by tax-exempt funds);

      (iii) clients of administrators of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

      (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

      (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

      (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

      (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Mutual Funds with respect to such accounts, which in all cases shall be subject to a wrap fee economically comparable to a sales charge. Fund shares offered pursuant to this waiver may not be advertised as "no load," or otherwise offered for sale at NAV without a wrap fee.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below. Class A shares are available without an initial sales charge to eligible employer-sponsored retirement plans, as described below.

PAYMENTS TO DEALERS. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

ADDITIONAL INFORMATION ABOUT CLASS A AND CLASS M SHARES

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

For Growth Funds, Growth and Income Funds and Asset Allocation
Funds only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
----------------------------------------------------
Under 50,000          5.75%     5.00%      3.50%       3.00%
50,000 but under 100,000        4.50       3.75        2.50 2.00
100,000 but under 250,000       3.50       2.75        1.50 1.00
250,000 but under 500,000       2.50       2.00        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
----------------------------------------------------
For Income Funds only (except for Putnam U.S. Government Income Fund and Putnam Preferred Income Fund:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
---------------------------------------------------
Under 50,000          4.75%     4.25%      3.25%       3.00%
50,000 but under 100,000        4.50       4.00        2.25 2.00
100,000 but under 250,000       3.50       3.00        1.50 1.25
250,000 but under 500,000       2.50       2.25        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
----------------------------------------------------

For Putnam Intermediate U.S. Government Income Fund and Putnam
Preferred Income Fund only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
---------------------------------------------------   -
Under 100,000         3.25%     3.00%      2.00%       1.80%
100,000 but under 250,000       2.50       2.25        1.50 1.30
250,000 but under 500,000       2.00       1.75        1.00 1.00
500,000 but under 1,000,000     1.50       1.25        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
----------------------------------------------------

For Tax Free Funds only:

                              CLASS A ONLY
                                           AMOUNT OF
                      SALES CHARGE                     SALES
CHARGE
                      AS A                 REALLOWED TO
                      PERCENTAGE                       DEALERS AS
A
AMOUNT OF TRANSACTION OF OFFERING                      PERCENTAGE
OF
AT OFFERING PRICE ($) PRICE                OFFERING PRICE
-----------------------------------------------------------------
----------------------------------------------------
Under 25,000          4.75%                4.50%
25,000 but under 100,000        4.50                   4.25
100,000 but under 250,000       3.75                   3.50
250,000 but under 500,000       3.00                   2.75
500,000 but under 1,000,000     2.00                   1.85
1,000,000 and above   NONE                 NONE
-----------------------------------------------------------------
----------------------------------------------------

COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

      (i) an individual, or a "company" as defined in Section
      2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

      (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

      (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

      (iv) tax-exempt organizations qualifying under Section
      501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
      "403(b) plan") of the Code; and

      (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

      (i) the investor's current purchase; and

      (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

      (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

STATEMENT OF INTENTION. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

GROUP PURCHASES OF CLASS A AND CLASS M SHARES. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

QUALIFIED BENEFIT PLANS; INDIVIDUAL ACCOUNT PLANS. The terms "class A qualified benefit plan" and "class M qualified benefit plan" mean any employer-sponsored plan or arrangement, whether or not tax-qualified, for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares or class M shares, respectively. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to employer-sponsored retirement plans that initially invest at least $1 million in the fund or that have at least 200 eligible employees. In addition, the fund may sell class M shares at net asset value to class M qualified benefit plans.

An employer-sponsored retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about qualified benefit plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

CONTINGENT DEFERRED SALES CHARGES; COMMISSIONS

CLASS A SHARES. Except as described below, a CDSC of 0.75% (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or record-keeper) of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed, for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

Except as described below for sales to class A qualified benefit plans, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales to employer-sponsored benefit plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a class A qualified benefit plan, Putnam Mutual Funds pays commissions to the dealer of record at the time of the sale on net monthly purchases at the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million, 0.50% of the next $3 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $10 million and 0.05% thereafter, except that commissions on sales to class A qualified benefit plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates pursuant to a proposal made by Putnam Mutual Funds on or before April 15, 1997 are based on cumulative purchases over a one-year measuring period at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, and 0.50% thereafter. On sales at net asset value to all other class A qualified benefit plans receiving proposals from Putnam Mutual Funds on or before April 15, 1997, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a qualified benefit plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased prior to December 1, 1995.

ALL SHARES. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANSDISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Mutual Funds pays service fees to qualifying dealers at the rates set forth in the prospectus, except with respect to shares held by class A qualified benefit plans. Putnam Mutual Funds pays service fees to the dealer of record for plans for which Putnam Fiduciary Trust or its affiliates serve as trustee and recordkeeper at the following annual rates (expressed as a percentage of the average net asset value (as defined below) of the plan's class A shares): 0.25% of the first $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which Putnam Fiduciary Trust Company or its affiliates provide some services but do not act as trustee and recordkeeper, Putnam Mutual Funds will pay service fees to the dealer of record of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Mutual Funds and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.


INVESTOR SERVICESINVESTOR SERVICES

SHAREHOLDER INFORMATION

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.

YOUR INVESTING ACCOUNT

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell fund shares?" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

REINSTATEMENT PRIVILEGE

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.


EXCHANGE PRIVILEGE

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

DIVIDENDS PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

PLANS AVAILABLE TO SHAREHOLDERS

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

AUTOMATIC CASH WITHDRAWAL PLAN ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

TAX QUALIFIED RETIREMENT PLANS; 403(B) AND SEP PLANS.  (NOT
OFFERED BY FUNDS INVESTING PRIMARILY IN TAX-EXEMPT SECURITIES.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

      Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

      Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEESSIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONSSUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITYSHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.


STANDARD PERFORMANCE MEASURESSTANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past five fiscal years (or for the life of the fund, if shorter) is set forth in the footnotes to the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return for periods including the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCECOMPARISON OF PORTFOLIO
PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   THE AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED PERFORMANCE MEASURES DESCRIBED IN THE PRECEDING SECTION.

      LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
      highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

      CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

      THE CONSUMER PRICE INDEX, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

      THE DOW JONES INDUSTRIAL AVERAGE is an index of 30 common stocks frequently used as a general measure of stock market performance.

      THE DOW JONES UTILITIES AVERAGE is an index of 15 utility stocks frequently used as a general measure of stock market performance.

      CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

      THE LEHMAN BROTHERS AGGREGATE BOND INDEX is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

      THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

      THE LEHMAN BROTHERS CORPORATE BOND INDEX is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS INTERMEDIATE TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

      THE LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations
      (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

      THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

      THE LEHMAN BROTHERS MUNICIPAL BOND INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

      THE LEHMAN BROTHERS TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS
      INDEX is an index of approximately 1,100 securities representing 20 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

      THE NASDAQ INDUSTRIAL AVERAGE is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

      THE RUSSELL    1000     INDEX is composed of the    1,000
      largest     companies in the Russell 3000 Index,
      representing approximately    89%     of the Russell 3000
      total market capitalization. The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

         THE RUSSELL 2000 INDEXis composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

      THE RUSSELL MIDCAP INDEX is composed of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the Russell 1000 total market capitalization.

      THE RUSSELL MIDCAP GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell Midcap Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have a higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 450 companies from the Russell 1000 Growth Index, representing 20% of the total market capitalization of the Russell 1000 Growth Index.


      THE SALOMON BROTHERS LONG-TERM HIGH-GRADE CORPORATE BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

      THE SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX (non
      $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

      STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

      STANDARD & POOR'S 40 UTILITIES INDEX is an index of 40 utility stocks.

      STANDARD & POOR'S/BARRA VALUE INDEX is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.

SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTES (FOR MONEY MARKET FUNDS ONLY)

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

--     Leading market positions in well established industries.
--     High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.


Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S

BONDS

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

NOTES (FOR MONEY MARKET FUNDS ONLY)

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

DUFF & PHELPS CORPORATION

LONG-TERM DEBT

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.


CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

DEFINITIONSDEFINITIONS

"Putnam Management"             --   Putnam Investment
                                Management, Inc., the fund's
                                investment manager.

"Putnam Mutual Funds"           --   Putnam Mutual Funds Corp.,
                                the fund's principal
                                underwriter.

"Putnam Fiduciary Trust         --   Putnam Fiduciary Trust
                                Company,
 Company"                            the fund's custodian.

"Putnam Investor Services"      --   Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.







               PUTNAM OTC & EMERGING GROWTH FUND

                           FORM N-1A
                             PART C

OTHER INFORMATION

Item ^ 23.     ^ Exhibits

               1.   Agreement and Declaration of Trust, as
                    amended September 7, 1989 -- Incorporated by
                    reference to Post-Effective Amendment No. 10
                    to the Registrant's Registration Statement^.
               2. By-Laws, as amended through February 1, 1994 -- Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.
               ^ 3a.     Portions of Agreement and Declaration of
                    Trust Relating to Shareholders' Rights --
                    Incorporated by reference to Post-Effective
                    Amendment No. 16 to the Registrant's
                    Registration Statement^.
               ^ 3b.     Portions of By-Laws Relating to
                    Shareholders' Rights -- Incorporated by
                    reference to Post-Effective Amendment No. 16
                    to the Registrant's Registration Statement^.
               ^ 4. Management Contract dated November 20, 1996 -
                    - Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement^.
               ^ 5a.     Distributor's Contract dated May 6, 1994
                    --Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement^.
               ^ 5b.     Form of Specimen Dealer Sales Contract -
                    -Incorporated by reference to Post-Effective
                    Amendment No. 16 to the Registrant's
                    Registration Statement^.
               ^ 5c.     Form of Specimen Financial Institution
                    Sales Contract -- Incorporated by reference
                    to Post-Effective Amendment No. 16 to the
                    Registrant's Registration Statement^.
               ^ 6. Trustee Retirement Plan dated October 4, 1996
                    -- ^ Incorporated by reference to Post-
                    Effective Amendment No. 20 to the
                    Registrant's Registration Statement.
               ^ 7. Custodian Agreement with Putnam Fiduciary
                    Trust Company dated May 3, 1991, as amended
                    July 13, 1992 -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement^.
               ^ 8. Investor Servicing Agreement dated June 3,
                    1991 with Putnam Fiduciary Trust Company --
                    Incorporated by reference to Post-Effective
                    Amendment No. 13 to the Registrant's
                    Registration Statement^.
               ^ 9. Opinion of Ropes & Gray, including consent --
                    Incorporated by reference to Post-Effective
                    Amendment No. 10 to the Registrant's
                    Registration Statement^.
               ^ 10.     Not applicable^.
               ^ 11.     Not applicable^.
               ^ 12.     Investment Letter from The Putnam
                    Management Company, Inc. to the Registrant -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement^.
               ^ 13a.    Class A Distribution Plan and Agreement
                    dated July 11, 1986, as amended on July 15,
                    1993 --  Incorporated by reference to Post-
                    Effective Amendment No. 16 to the
                    Registrant's Registration Statement^.
               ^ 13b.    Class B Distribution Plan dated July 15,
                    1993 -- Incorporated by reference to Post-
                    Effective Amendment No. 16 to the
                    Registrant's Registration Statement^.
               ^ 13c.    Class M Distribution Plan and Agreement
                    Dated December 1, 1994 -- Incorporated by
                    reference to Post-Effective Amendment No. 17
                    to the Registrant's Registration Statement^.
               ^ 13d.    Form of Specimen Dealer Service
                    Agreement -- ^ Incorporated by reference to
                    Post-Effective Amendment No. 20 to the
                    Registrant's Registration Statement.
               ^ 13e. Form of Specimen Financial Institution
Service
                     Agreement --
                    ^ Incorporated by reference to Post-Effective
Amendment
                      No. 20 to the Registrant's Registration
Statement.
               ^ 14a.    Financial Data Schedule for Class A
                    shares --Exhibit ^ 1.
               ^ 14b.    Financial Data Schedule for Class B
                    shares --Exhibit ^ 2.
               ^ 14c.    Financial Data Schedule for Class M
                    shares --Exhibit ^ 3.
               ^ 14d.    Financial Data Schedule for Class Y
                    shares --Exhibit ^ 4.
               ^ 15.     Rule 18f-3(d) Plan -- Incorporated by
                    reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement^.

Item ^ 24.     Persons Controlled by or under Common Control with
          Registrant

          None^.


Item 25 ^.     Indemnification

          The information required by this item is incorporated herein by reference to the Registrant's Initial Registration
Statement on Form N-1A under the Investment Company Act of 1940
(File No. 811-3512)^.

09/18/98                    C-6
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ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
ADVISE        R

     Except as set forth below, the directors and officers of the
        REGISTRANT'S investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is ONE Post Office Square, Boston, Massachusetts 02109.

NAME                          NON-PUTNAM BUSINESS AND OTHER
                                      CONNECTIONS


        Michael J. Abata      Prior to May, 1997, Assistant
ASSISTANT VICE PRESIDENT      Vice President, Alliance Capital
                                      Management Corp., 1345
                              Avenue of the Americas, New York,
                              NY  10020


BLAKE ANDERSON                TRUSTEE, SALEM FEMALE CHARITABLE
MANAGING DIRECTOR             SOCIETY, SALEM MA 01970


Barry R. Allen                Prior to December, 1997,
VICE PRESENT                  Analyst/Director of Research,
                                      Harbor Capital
                              Management, 125 High St., Boston,
                              MA  02110


Jennifer Antill               Prior to November, 1996,
MANAGING DIRECTOR             Director, IAI International/Hill
                                      Samuel Investment
                              Advisors, 10 Fleet Place, London,
                              England


Nikesh Arora                  Prior to April, 1997, Chief
VICE PRESIDENT                Financial Officer,
                              Fidelity Investments, 82
                              Devonshire St., Boston, MA  02110


Michael Arends                        Prior to         MAY,
Senior Vice President         1997, MANAGING Director,
                              EQUITIES, PHOENIX DUFF & PHELPS,
                              56 PROSPECT ST., HARTFORD, CT
                              06101        ; Board Member,
                                      DONALD L. ARENDS, INC.,
                              100 JORIE BLVD., OAKBROOK, ILL
                              60523


STEVEN E. ASHER                       TREASURER, THE HARVARD
Senior Vice President         INDEPENDENT, INC. 501(C) (3)
                              CHARITABLE ORGANIZATION, CANADY
                              HALL, HARVARD YARD, CAMBRIDGE, MA
                              02138


MICHAEL J. ATKIN              PRIOR TO JULY, 1997, DIRECTOR OF
SENIOR VICE PRESIDENT         LATIN AMERICA INSTITUTE OF
                              INTERNATIONAL FINANCE, 2000
                              PENNSYLVANIA AVENUE, WASHINGTON,
                              D.C. 20006


JEFFREY B. AUGUSTINE          PRIOR TO JANUARY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT, INVESTMENT CONSULTING,
                              INVESTOR TOOLS, INC., 100 BRIDGE
                              ST. PLAZA, YORKVILLE, IL  60560


ROWLAND T. BANKES             PRIOR TO JULY, 1997, SENIOR FIXED-
VICE PRESIDENT                INCOME TRADER, JENNISON, JENNISON
                              ASSOCIATES CAPITAL CORP., ONE
                              FINANCIAL CENTER, BOSTON,  MA
                              02110


ROBERT R. BECK                DIRECTOR, CHARLES BRIDGE
SENIOR VICE PRESIDENT         PUBLISHING, 85 MAIN ST.,
                              WATERTOWN, MA  02172; BOARD OF
                              OVERSEERS, BETH ISRAEL DEACONESS
                              MEDICAL CENTER, 330 BROOKLINE
                              AVE., BOSTON, MA 02215


CARL D. BELL                  PRIOR TO JANUARY, 1998,
VICE PRESIDENT                PRINCIPAL, SMITH BREEDON
                              ASSOCIATION, 100 EUROPA DRIVE,
                              SUITE 200, CHAPEL HILL, NC  27514


GEOFFREY C. BLAISDELL         PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, BLACKROCK FINANCIAL,
                              345 PARK AVENUE, NEW YORK, NY
                              10010


JEFFREY M. BRAY               PRIOR TO OCTOBER, 1997, ANALYST,
VICE PRESIDENT                LEHMAN BROTHERS, 3 WORLD
                              FINANCIAL CENTER, NEW YORK, NY
                              10285


DAVID J. BUCKLE               PRIOR TO MARCH, 1998, VICE
VICE PRESIDENT                PRESIDENT, J.P. MORGAN INVESTMENT
                              MANAGEMENT, 28 KING ST., LONDON,
                              ENGLAND SWI YXA


RONALD J. BUKOVAC             PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                MANAGER, VALUATION, PRICE
                              WATERHOUSE, 200 E. RANDOLPH
                              DRIVE, CHICAGO, IL  60601


ROBERT W. BURKE               MEMBER-EXECUTIVE COMMITTEE, THE
SENIOR MANAGING DIRECTOR      RIDGE CLUB, COUNTRY CLUB ROAD,
                              SANDWICH, MA  02563; MEMBER-
                              ADVISORY BOARD, CATHEDRAL HIGH
                              SCHOOL, 74 UNION PARK ST., SO.
                              BOSTON, MA  02118


JACK P. CHANG                 PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, COLUMBIA MANAGEMENT
                              COMPANY, 1300 S.W. 6TH AVE.,
                              PORTLAND, OR  97207


MARY CLAIRE CHASE             PRIOR TO JANUARY, 1997, DIRECTOR
VICE PRESIDENT                OF STAFF DEVELOPMENT, ARTHUR D.
                              LITTLE CO., 25 ACORN PARK,
                              CAMBRIDGE, MA  02140


C. BETH COTNER                DIRECTOR, THE LYRIC STAGE
SENIOR VICE PRESIDENT         THEATER, 140 CLARENDON ST.,
                              BOSTON, MA  02116


KEVIN M. CRONIN               PRIOR TO FEBRUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMENT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA  02117


JOHN R.S. CUTLER              MEMBER, BURST MEDIA, L.L.C., 10
ASSISTANT VICE PRESIDENT      NEW ENGLAND EXECUTIVE PARK,
                              BURLINGTON, MA 01803


KENNETH DALY                  PRESIDENT, ANDOVER RIVER RD. TMA,
MANAGING DIRECTOR             RIVER ROAD TRANSPORTATION
                              MANAGEMENT ASSOCIATION, 7
                              SHATTUCK RD., ANDOVER, MA 01810


MICHAEL W. DAVIS              PRIOR TO AUGUST, 1997,
VICE PRESIDENT                TECHNICAL FINANCE CONSULTANT,
                              BANK OF AMERICA MORTGAGE, 50
                              CALIFORNIA ST., SAN FRANCISCO, CA
                              94111


JOHN C. DELANO                PRIOR TO JULY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      FOREIGN EXCHANGE TRADER,
                              NATIONSBANK, 233 SO. WACKER
                              DRIVE, CHICAGO, IL 60606


EDWIN M. DENSON               PRIOR TO NOVEMBER, 1997, VICE
VICE PRESIDENT                PRESIDENT AND SENIOR ECONOMIST
                              PRIMARK DECISION ECONOMICS, 260
                              FRANKLIN ST., BOSTON, MA  02110


RALPH C. DERBYSHIRE           PRIOR TO NOVEMBER, 1997, PARTNER,
SENIOR VICE PRESIDENT         PALMER & DODGE, ONE BEACON
                              STREET, BOSTON, MA  02108; BOARD
                              MEMBER, MSPCC, 399 BOYLSTON ST.,
                              BOSTON, MA; BOARD MEMBER,
                              WINCHESTER AFTER SCHOOL PROGRAM,
                              SKILLINGS RD., WINCHESTER, MA


MICHAEL G. DOLAN              CHAIRMAN-FINANCE COUNCIL, ST.
ASSISTANT VICE PRESIDENT      MARY'S PARISH, 44 MYRTLE ST.,
                              MELROSE, MA  02176; MEMBER,
                              SCHOOL ADVISORY BOARD, ST. MARY'S
                              SCHOOL, 44 MYRTLE ST., MELROSE,
                              MA  02176


MARK E. DOW                   PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                ECONOMIST, INTERNATIONAL MONETARY
                              FUND, WASHINGTON, DC


EMILY DURBIN                  BOARD OF DIRECTORS, FAMILY
VICE PRESIDENT                SERVICE, INC., LAWRENCE, MA 01840


KARNIG H. DURGARIAN           BOARD MEMBER, EBRI, SUITE 600,
MANAGING DIRECTOR             2121 K ST., N.W., WASHINGTON, DC
                              20037-1896.  TRUSTEE, AMERICAN
                              ASSEMBLY, 122 C. ST., N.W., SUITE
                              350, WASHINGTON, DC 20001


NATHAN EIGERMAN               TRUSTEE, FLOWER HILL TRUST, 298
VICE PRESIDENT                MARLBOROUGH ST., #4, BOSTON, MA
                              02116


IRENE M. ESTEVES              PRIOR TO JANUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT, MILLER BREWING CO.,
                              3939 WEST HIGHLAND BLVD.,
                              MILWAUKEE, WI  53210.  BOARD OF
                              DIRECTOR MEMBER, AMERICAN
                              MANAGEMENT ASSOCIATION FINANCE
                              COUNCIL, 1601 BROADWAY, NEW YORK,
                              NY; BOARD OF DIRECTOR MEMBER,
                              FIRST NIGHT BOSTON, 20 PARK
                              PLAZA, SUITE 927, BOSTON, MA;
                              BOARD OF DIRECTOR MEMBER, SC
                              JOHNSON COMMERCIALMARKETS, 8310
                              16TH ST., STUTEVANT, WI 53177;
                              BOARD OF DIRECTOR MEMBER,
                              MASSACHUSETTS TAXPAYERS
                              FOUNDATION, 24 PROVINCE ST.,
                              BOSTON, MA; BOARD OF DIRECTOR
                              MEMBER, MRS. BAIRDS BAKERIES, 515
                              JONES ST., SUITE 200, FORT WORTH,
                              TEXAS 76102


IAN FERGUSON                  TRUSTEE, PARK SCHOOL, 171 GODDARD
SENIOR MANAGING DIRECTOR      AVENUE, BROOKLINE, MA 02146


EDWARD R. FINCH               PRIOR TO DECEMBER, 1997, MANAGING
VICE PRESIDENT                DIRECTOR, M.A. WEATHERBIE & CO.,
                              265 FRANKLIN ST., BOSTON, MA
                              02110


KATE FLEISHER                 PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF HUMAN RESOURCES, LAURA ASHLEY,
                              6 ST., JAMES AVE. SUITE 410,
                              BOSTON, MA  02116


J. PETER GRANT                TRUSTEE, THE DOVER CHURCH, DOVER,
SENIOR VICE PRESIDENT         MA 02030


PATRICE GRAVIERE              PRIOR TO MARCH, 1998, REGIONAL
SENIOR VICE PRESIDENT         DIRECTOR FOR LATIN AMERICA, MFS
                              INTERNATIONAL, LTD, BUENOS AIRES,
                              BRAZIL


PAUL E. HAAGENSEN             DIRECTOR, HAAGENSEN RESEARCH
SENIOR VICE PRESIDENT         FOUNDATION, 630 WEST 168TH ST.,
                              NEW YORK, NY  10032


JAMES B. HAINES               PRIOR TO FEBRUARY, 1997,
ASSISTANT VICE PRESIDENT      ASSOCIATE, BENEFIT DEPARTMENT,
                              ROPES & GRAY, ONE INTERNATIONAL
                              PLACE, BOSTON, MA  02110


MARY S. HAPIJ                 PRIOR TO MARCH, 1997, RESEARCH
VICE PRESIDENT                LIBERTY MANAGER, PIONEERING
                              MANAGEMENT CORP.,  60 STATE
                              STREET, BOSTON, MA  02109




NIGEL P. HART                 PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                VICE PRESIDENT AND PORTFOLIO
                              MANAGER, INVESTMENT ADVISERS,
                              3700 FIRST BANK PLACE,
                              MINNEAPOLIS, MN 55402


DEBORAH R. HEALEY             CORPORATOR, NEW ENGLAND BAPTIST
SENIOR VICE PRESIDENT         HOSPITAL, 125 PARKER HILL AVE.,
                              BOSTON, MA 02120; DIRECTOR, NEB
                              ENTERPRISES, 125 PARKET HILL
                              AVE., BOSTON, MA 02120


MARIANNE P. ISGUR             PRIOR TO MARCH, 1998, EXECUTIVE
ASSISTANT VICE PRESIDENT      RECRUITER, PROFESSIONS, 2 VILLA
                              RD., SO. HAMILTON, MA  01982;
                              PRESIDENT, EQUINE VENTURES, LTD.,
                              25 FELLOWS RD., IPSWICH, MA 01932


JEFFREY KAUFMAN               PRIOR TO JULY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMNT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA 02116


IRA C. KALUS-BYSTRICKY        PRIOR TO MARCH, 1998, CONSULTANT,
VICE PRESIDENT                ARTHUR D. LITTLE, 25 ACORN PARK,
                              CAMBRIDGE, MA  02114


MARY E. KEARNEY               TRUSTEE, MASSACHUSETTS EYE AND
MANAGING DIRECTOR             EAR INFIRMARY, 243 CHARLES ST.,
                              BOSTON, MA  02114


KEVIN J. KELEHER              PRIOR TO AUGUST, 1998, SUPPORT
ASSISTANT VICE PRESIDENT      MANAGER, DIGITAL EQUIPMENT CO.,
                              111 POWDER MILL RD., MAYNARD, MA
                              01754


CATHERINE KENNEDY             PRIOR TO SEPTEMBER, 1997,
VICE PRESIDENT                PRINCIPAL, MORGAN STANLEY, 1585
                              BROADWAY, NEW YORK, NY 10036


JEFFREY K. KERRIGAN           PRIOR TO JUNE, 1997, VICE
ASSISTANT VICE PRESIDENT      PRESIDENT, FLEET INVESTMENTS, 75
                              STATE St., Boston, MA  02109


DAVID R. KING                 Prior to JUNE, 1997,         Vice
VICE PRESIDENT                President, FLEET INVESTMENTS, 75
                              STATE ST., BOSTON, MA  02109


WILLIAM P. KING               PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                PORTFOLIO MANAGER, TSA GLOBAL
                              ASSET MANAGEMENT, 700 SOUTH
                              FLOWER ST., LOS ANGELES, CA
                              90017


DEBORAH F. KUENSTNER          PRIOR TO MARCH, 1997, SENIOR
MANAGING DIRECTOR             PORTFOLIO MANAGER, DUPONT PENSION
                              FUND INVESTMENT, 1 RIGHT PARKWAY,
                              WILMINGTON, DE  19850; DIRECTOR,
                              BOARD OF PENSIONS, PRESBYTERIAN
                              CHURCH, 1001 MARKET ST.,
                              PHILADELPHIA, PA


THOMAS J. KUREY               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT, EVERGREEN SECURITIES,
                              77 W. WACKER,         Chicago, IL
                                      60601


        LINDA LANE            MEMBER, AMERICAN SOCIETY FOR
ASSISTANT VICE PRESIDENT      TRAINING & DEVELOPMENT, 27 GLEN
                              STREET, SUITE 4, STOUGHTON, MA
                              02072


KENNETH W. LANG               Prior to April, 1997, VICE
VICE PRESIDENT                PRESIDENT, MONTGOMERY SECURITIES,
                              600 MONTGOMERY ST., SAN
                              FRANCISCO, CA  94111


COLEMAN N. LANNUM, III        PRIOR TO JUNE, 1997, DIRECTOR-
SENIOR VICE PRESIDENT         INVESTOR RELATIONS, MALLINCKRODT,
                              INC., 7733 FORSYTH BLVD., ST.
                              LOUIS, MO 63105


LEONARD LAPORTA, JR.          PRIOR TO MARCH, 1998, ASSISTANT
VICE PRESIDENT                VICE PRESIDENT, STATE STREET
                              GLOBAL ADVISORS, TWO
                              INTERNATIONAL PLACE, BOSTON, MA
                              02110; BOARD OF OVERSEERS', USS
                              CONSTITUTION MUSEUM, CHARLESTON,
                              MA


LAWRENCE J. LASSER            DIRECTOR, MARSH & MCLENNAN
PRESIDENT, DIRECTOR AND CHIEF COMPANIES, INC., 1221 AVENUE OF
EXECUTIVE                     THE AMERICAS, NEW YORK, NY
                              10020; BOARD OF GOVERNORS AND
                              EXECUTIVE COMMITTEE, INVESTMENT
                              COMPANY INSTITUTE, 1401 H. ST.,
                              N.W. SUITE 1200, WASHINGTON, DC
                              20005; BOARD OF OVERSEERS, MUSEUM
                              OF FINE ARTS, 465 HUNTINGTON,
                              AVE., BOSTON, MA 02115; TRUSTEE,
                              BETH ISRAEL DEACONESS MEDICAL
                              CENTER, 330 BROOKLINE AVE.,
                              BOSTON, MA; MEMBER OF THE COUNCIL
                              ON FOREIGN RELATIONS, 58 EAST
                              68TH ST., NEW YORK, NY 10021;
                              MEMBER OF THE BOARD OF DIRECTORS
                              OF THE UNITED WAY OF
                              MASSACHUSETTS BAY, 245 SUMMER
                              ST., SUITE 1401, BOSTON, MA
                              02110; TRUSTEE OF THE VINEYARD
                              OPEN LAND FOUNDATION, RFD BOX
                              319X, VINEYARD HAVEN, MA 02568.


JOAN M. LEARY                 PRIOR TO JANUARY, 1997, SENIOR
VICE PRESIDENT                TAX MANAGER, KMPG, 99 HIGH
                              STREET, BOSTON, MA  02110


CRAIG S. LEWIS                PRIOR TO JANUARY, 1998, ANALYST,
VICE PRESIDENT                KEYSTONE INVESTMENTS, 200
                              BERKELEY STREET, BOSTON, MA
                              02101


GEIRULV LODE                  PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, CHANCELLOR LGT, ASSET
                              MANAGEMENT, 1166 AVENUE OF THE
                              AMERICAS, NEW YORK, NY  10036


ELIZABETH M. MACELWEE         PRIOR TO JANUARY, 1998,
SENIOR VICE PRESIDENT         PRINCIPAL, MORGAN STANLEY, 1155
                              BROADWAY, NEW YORK, NY  10036


DIANA R. MADONNA              PRIOR TO JANUARY, 1997,
ASSISTANT VICE PRESIDENT      LIBRARIAN, LIPPER ANALYTICAL
                              SERVICES, INC., 1380 LAWRENCE
                              ST., DENVER, CO 80204


SARA MALAK                    PRIOR TO OCTOBER, 1997,
VICE PRESIDENT                CONSULTANT, THE BOSTON
                              CONSULTANT, EXCHANGE PLACE,
                              BOSTON, MA  02109


BRUCE D. MARTIN               PRIOR TO APRIL, 1997, VICE
VICE PRESIDENT                PRESIDENT, EATON VANCE, 29
                              BOSTON, MA  02110




KEVIN MALONEY                 INSTITUTIONAL DIRECTOR, FINANCIAL
MANAGING DIRECTOR             MANAGEMENT ASSOCIATION,
                              UNIVERSITY OF SOUTH FLORIDA,
                              COLLEGE OF BUSINESS
                              ADMINISTRATION, SUITE 3331,
                              TAMPA, FL 33620


SCOTT M. MAXWELL              PRIOR TO MARCH, 1997, CHIEF
MANAGING DIRECTOR             FINANCIAL OFFICER-EQUITY
                              DIVISION, LEHMAN BROTHERS, 3
                              WORLD FINANCIAL CENTER, NEW YORK,
                              NY 10285


BRIDGET MCCAVOY               PRIOR TO OCTOBER, 1997, SENIOR
ASSISTANT VICE PRESIDENT      RECRUITER, BANKBOSTON, 100
                              FEDERAL ST., BOSTON, MA  02110;
                              PRIOR TO OCTOBER, 1996. EXECUTIVE
                              RECRUITER, HI HUNT & CO., 99
                              SUMMER ST., BOSTON, MA  02110


WILLIAM MCGUE                 BOARD MEMBER, SACRED HEART
MANAGING DIRECTOR             ELEMENTARY SCHOOL, 75 COMMERCIAL
                              ST.,WEYMOUTH, MA 02188; BOARD OF
                              DIRECTORS MEMBER AND TREASURER,
                              WHITTEMORE SHORES CONDOMINIUM
                              ASSOCIATION, BRIDGEWATER, NH
                              03222


PAUL K. MICHAUD               PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT, UNION
                              BANK OF SWITZERLAND,
                              BAHNHOFSTRASSE 45, 8021 ZURICH,
                              SWITZERLAND


CAROL H. MILLER               BOARD MEMBER, THE ROBBINS-DE
ASSISTANT VICE PRESIDENT      BEAUMONT FOUNDATION, C/O SULLIVAN
                              & WORCESTER, ONE POST OFFICE
                              SQUARE, BOSTON, MA 02109; BOARD
                              MEMBER, BURKE MTN. ACADEMY, EAST
                              BURKE, VT; BOARD MEMBER, THE
                              LYRIC STAGE THEATER, 140
                              CLARENDON ST., BOSTON, MA  02116;
                              BOARD MEMBER, THE BOSTON MODERN
                              ORCHESTRA PROJECT, P.O. BOX
                              39134, CAMBRIDGE, MA 02139


CHRISTOPHER G. MILLER         PRIOR TO JANUARY, 1998, Portfolio
VICE PRESIDENT                Manager,         ANALYTIC TSA
                              GLOBAL ASSET MANAGEMENT, 700 SO.
                              FLOWER ST., LOS ANGELES, CA 90017



WILLIAM H. MILLER             PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND ASSET PORTFOLIO
                              MANAGER, DELAWARE MANAGEMENT, ONE
                              COMMERCE SQUARE, PHILADELPHIA, PA


JEANNE L. MOCKARD             TRUSTEE, THE BRYN MAWR SCHOOL,
SENIOR VICE PRESIDENT         109, W. MELROSE AVENUE,
                              BALTIMORE, MA 21210


GERARD I. MOORE               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT/EQUITY RESEARCH, BOSTON
                              COMPANY ASSET MANAGEMENT, ONE
                              BOSTON PLACE, BOSTON, MA 02109


KELLY A. MORGAN               PRIOR TO SEPTEMBER, 1996, SENIOR
SENIOR VICE PRESIDENT         VICE PRESIDENT AND INTERNATIONAL
                              PORTFOLIO MANAGER, ALLIANCE
                              CAPITAL MANAGEMENT, 1345 AVENUE
                              OF THE AMERICAS, NEW YORK, NY
                              10020


DONALD E. MULLIN              CORPORATE REPRESENTATIVE AND
SENIOR VICE PRESIDENT         BOARD MEMBER, DELTA DENTAL PLAN
                              OF MASSACHUSETTS, 10 PRESIDENTS
                              LANDING, P.O. BOX 94104, MEDFORD,
                              MA 02155


GAYLE M. O'CONNELL            PRIOR TO MARCH, 1997, ASSISTANT
ASSISTANT VICE PRESIDENT      DIRECTOR OF HUMAN RESOURCES, ITT
                              SHERATON CORPORATION, 60 STATE
                              ST., BOSTON, MA  02109


STEPHEN S. OLER               PRIOR TO JUNE, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, TEMPLETON INVESTMENT
                              COUNSEL, 500 E. BROWARD BLVD.,
                              FT. LAUDERDALE, FL  33394


KERRY M. OWENS                PRIOR TO JULY, 1998, MARKETING
ASSISTANT VICE PRESIDENT      MANAGER, ABN AMRO, 199
                              BISHOPSGATE, LONDON, ENGLAND,
                              EC2M 3TY; PRIOR TO APRIL, 1997,
                              ASSISTANT MANAGER, CITIBANK, 336
                              STRAND, LONDON, ENGLAND, WC2


KIMBERLY A.M. PAGE            PRIOR TO FEBRUARY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      CONSULTANT, ANDERSEN CONSULTING,
                              100 WILLIAMS ST., WELLESLEY, MA
                              02181


MARGERY C. PARKER             PRIOR TO DECEMBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              KEYSTONE INVESTMENTS 200 BERKELEY
                              STREET, BOSTON, MA  02101


CARMEL PETERS                 PRIOR TO APRIL, 1997, MANAGING
SENIOR VICE PRESIDENT         DIRECTOR/CHIEF INVESTMENT ASIA
                              PACIFIC, WHELLOCK NATWEST
                              INVESTMENT MANAGEMENT, LTD,
                              NATWEST TOWER, TIMES SQUARE,
                              CAUSEWAY BAY, HONG KONG, CHINA


WILLIAM PERRY                 PRIOR TO SEPTEMBER, 1997, SENIOR
VICE PRESIDENT                TRADER, FIDELITY MANAGEMENT &
                              RESEARCH, 82 DEVONSHIRE ST.,
                              BOSTON, MA  02110


KEITH PLAPINGER               CHAIRMAN AND TRUSTEE, ADVENT
VICE PRESIDENT                SCHOOL, 17 BRIMMER ST., BOSTON,
                              MA  02108


CHARLES E. PORTER             TRUSTEE, ANATOLIA COLLEGE, 130
EXECUTIVE VICE PRESIDENT      BOWDOIN ST., SUITE 1201, BOSTON,
                              MA 02108; GOVERNOR, HANDEL &
                              HAYDEN SOCIETY, HORTICULTURE
                              HALL, 300 MASSACHUSETTS AVE.,
                              BOSTON, MA 0215


GEORGE PUTNAM                 CHAIRMAN AND DIRECTOR, PUTNAM
CHAIRMAN AND DIRECTOR         MUTUAL FUNDS CORP.; DIRECTOR, THE
                              BOSTON COMPANY, INC., ONE BOSTON
                              PLACE, BOSTON, MA 02108;
                              DIRECTOR, BOSTON SAFE DEPOSIT AND
                              TRUST COMPANY, ONE BOSTON PLACE,
                              BOSTON, MA 02108; DIRECTOR,
                              FREEPORT-MCMORAN, INC., 200 PARK
                              AVENUE, NEW YORK, NY 10166;
                              DIRECTOR, GENERAL MILLS, INC.,
                              9200 WAYZATA BOULEVARD,
                              MINNEAPOLIS, MN  55440; DIRECTOR,
                              HOUGHTON MIFFLIN COMPANY, ONE
                              BEACON STREET, BOSTON, MA 02108;
                              DIRECTOR, MARSH & MCLENNAN
                              COMPANIES, INC., 1221 AVENUE OF
                              THE AMERICAS, NEW YORK, NY
                              10020; DIRECTOR, ROCKEFELLER
                              GROUP, INC., 1230 AVENUE OF THE
                              AMERICAS, NEW YORK, NY 10020;
                              TRUSTEE, MASSACHUSETTS GENERAL
                              HOSPITAL, FRUIT STREET, BOSTON,
                              MA 02114; MCLEAN HOSPITAL 115
                              MILL ST., BELMONT,MA 02178; THE
                              COLONIAL WILLIAMSBURG FOUNDATION,
                              POST OFFICE BOX 1776,
                              WILLIAMSBURG, VA 23187; THE
                              MUSEUM OF FINE ARTS, 465
                              HUNTINGTON AVENUE, BOSTON, MA
                              02115; WGBH FOUNDATION, 125
                              WESTERN AVENUE,BOSTON, MA 02134;
                              THE NATURE CONSERVANCY, POST
                              OFFICE SQUARE BUILDING, 79 MILK
                              ST., SUITE 300, BOSTON, MA 02109;
                              TRUSTEE, THE JACKSON LABORATORY,
                              600 MAIN ST., BAR HARBOR, ME 04


ROBERT A. PIEPENBURG          PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT,
                              BANKBOSTON CORP./BOSTON SECURITY,
                              100 FEDERAL ST., BOSTON, MA
                              02106


ELIZABETH PRICE               PRIOR TO JANUARY, 1998,
ASSISTANT VICE PRESIDENT      INVESTMENT ANALYST, SCHRODER
                              INVESTMENT MANAGEMENT LIMITED, 33
                              GUTTER LANE, LONDON, EC2V 8AS,
                              ENGLAND


EDWARD QIAN                   PRIOR TO FEBRUARY, 1998, BACK BAY
VICE PRESIDENT                ADVISORS, 399 BOYLSTON ST.,
                              BOSTON, MA  02116; PROR TO
                              SEPTEMBER, 1996, POST-DOCTORATE
                              RESEARCH, MASSACHUSETTS INSTITUTE
                              OF TECHNOLOGY, 77 MASSACHUSETTS
                              AVENUE, CAMBRIDGE, MA  02109


KEITH QUINTON                 DIRECTOR, ELEAZAR, INC., WEST
SENIOR VICE PRESIDENT         WHEELOCK ST., HANOVER, NH  03755



THOMAS V. REILLY              TRUSTEE, KNOX COLLEGE, 2 EAST
MANAGING DIRECTOR             SOUTH ST., GALESBURG, IL 61401



MARC J. RITENHOUSE            PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF FINANCE, FIDELITY INVESTMENTS,
                              INC., 82 DEVONSHIRE ST., BOSTON,
                              MA  02109


OLIVER RUDIGOZ                PRIOR TO APRIL, 1998, PORTFOLIO
VICE PRESIDENT                MANAGER, PARIBAS ASSET
                              Management, #3 Rue D'Antin,
                              Paris, France, 75002



Michael V. Salm               Prior to November, 1997, Mortgage
VICE PRESIDENT                Analyst, Blackrock Financial
                                      345 Park Ave., New York,
                              NY  10010


Robert J. Schoen              Prior to June, 1997, Sole
ASSISTANT VICE PRESIDENT      Proprietor, Schoen Timing
                              Strategies,         315 E. 21st
                                     , New York, NY  10010


Justin M. Scott               Director, DSI PROPRIETIES
MANAGING DIRECTOR             (Neja) Ltd., Epping Rd., Reydon,
                              Essex CM19 5RD


Max S. Senter                 General Partner, M.S. Senter &
SENIOR VICE PRESIDENT         Sons Partnership, 4900
                              Fayetteville        Rd., Raleigh,
                              NC  27611





Edward Shadek, Jr.            Prior to March, 1997, Portfolio
VICE PRESIDENT                Manager, Newhold Asset
                              Management, 950 Haverford Rd.,
                              Bryn Mawr, PA  19010


Raj Ken Sharma                Prior to January, 1998, Vice
VICE PRESIDENT                President and Portfolio Manager,
                                      Fleet Financial, 75 State
                              Street, Boston, MA  02106


        GORDON H. SILVER              Trustee, Wang Center for
        MANAGING DIRECTOR     the Performing Arts, 270 Tremont
                              St., BOSTON, MA  02116


        DAVID M. SILK         MEMBER OF BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         JOBS FOR BAY STATE GRADUATES, 451
                              ANDOVER ST., SUITE 305, NORTH
                              ANDOVER, MA 01845

Steven Spiegel                Director, Ultra         DIAMOND
SENIOR MANAGING DIRECTOR      AND GOLD OUTLET., 29 East Madison
                              St., SUITE 1800, Chicago, IL
                              60602; DIRECTOR, FACES NEW YORK
                              UNIVERSITY MEDICAL CENTER, 550
                              FIRST AVENUE, NEW YORK, NY
                              10016;        Trustee, Babson
                              College, One College Drive,
                              Wellesley, MA  02157;


Christopher A. Spurlock       Prior to May, 1997, Sales Trader,
VICE PRESIDENT                J.P. Morgan, 60 Wall St.,
                              New York, NY


Michael P. Stack              Prior to November, 1997, Senior
SENIOR VICE PRESIDENT         Vice President and Portfolio
                                      Manager,  Independence
                              Investment Associates, 53 State
                              St., Boston, MA  02109


Casey         STRUMPFT        Prior to January, 1997, Director,
SENIOR VICE PRESIDENT         Blue Cross and Blue SHIRELD,
                                      100 Summer St., Boston,
                              MA  02110


                              Prior to February, 1998, Vice
                              President, Corporate Research
Robert E. Sweeney                     Smith Barney, One New
VICE PRESIDENT                York Plaza, New York, NY 10004


Judith H. Swirbalus           Prior to January, 1998, Alex,
VICE PRESIDENT                Brown & Sons, One South St.,
                                      Baltimore, MD  21202


JOHN C. TALANIAN              MEMBER OF BOARD OF DIRECTORS, THE
MANAGING DIRECTOR             JAPAN SOCIETY OF BOSTON, ONE MILK
                              STREET, BOSSTON, MA 02109


Robert J. Toner               Prior to September, 1998,
ASSISTANT VICE PRESIDENT      Associate, Goodwin Procter &
                              Hoar,         LLP, Exchange
                              Place, Boston, MA  02109


John R. Tonkin                Prior to January, 1998, Analyst,
ASSISTANT VICE PRESIDENT      Credit Suisse First Boston
                                      Celtic Towers, The
                              Terrace        Wellington, New
                              Zealand


                              Prior to September, 1997,
                              Staffing Lead, Cisco Systems, 250
Scott G. Vierra               APOLIO         Drive, Chelmsford,
VICE PRESIDENT                MA  01824



David L. Waldman              Prior to June, 1997, Senior
MANAGING DIRECTOR             Portfolio Manager, Lazard Feres
                                      Asset Management, 30
                              Rockefeller Center, New York, NY
                              10112


Paul C. Warren                Prior to May, 1997, Director, IDS
SENIOR VICE PRESIDENT         Fund Management, LT,         One
                              Pacific Place,         SQUENSWAY,
                              Hong Kong, China


DIERDRE WEST-SMITH            TRUSTEE, ST. JAMES CONDO
ASSISTANT VICE PRESIDENT      ASSOCIATION, 66 ST. JAMES ST.,
                              ROXBURY, MA 02119


Eric Wetlaufer                        PRESIDENT AND MEMBER OF
        Managing Director     BOARD OF DIRECTORS, THE BOSTON
                              SECURITY ANALYSTS SOCIETY, INC.,
                              100 BOYLSTON ST., SUITE 1050,
                              Boston, MA         02110


EDWARD F. WHALEN              MEMBER OF THE BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         HOCKOMOCK AREA YMCA, 300 ELMWOOD
                              ST., NORTH ATTLEBORO, MA 02760


Burton Wilson                 Prior to March, 1997, Associate
VICE PRESIDENT                Investments         Banking,
                                      Robertson Stephens & Co.,
                              555 California St., Suite 2600,
                              San Francisco, CA  94104


        RICHARD P. WYKE               DIRECTOR, SALEM YMCA, ONE
Senior Vice President         SEWALL ST., SALEM, MA 01970



Scott D. Zaleski              Prior to May, 1997, Investment
ASSISTANT VICE PRESIDENT      Officer, State Street Bank &
                                      Trust, 1776 Heritage Dr.,
                              Quincy, MA 02171; Prior to
                              September, 1996, Investment
                              Associate Fidelity Investments,
                              82 Devonshire St., Boston, MA
                              02109



Michael P. Zeller             Prior to July, 1997, Sales
VICE PRESIDENT                        MANGER, NYNEX Information
                                      Resources, 35 Village
                                      R., Middleton, MA  01949


ITEM 29. PRINCIPAL UNDERWRITER

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax Exempt
Money Market Fund, Putnam Capital         OPPORTUNITITES Fund,
Putnam Convertible Income-Growth Trust, Putnam Diversified Equity
Trust, Putnam Diversified Income Trust,        Putnam Equity
Income Fund, Putnam Europe Growth Fund,         Putnam Florida
Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam
High Yield Advantage Fund, Putnam High         QUALITY BOND FUND,
Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, PUTNAM INTERNATIONAL GROWTH FUND, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, PUTNAM STRATEGIC INCOME FUND, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. The principal business address of each person is One Post Office Square, Boston, MA 02109:


         Name            Positions and     Positions and
                            Offices           Offices
                        with Underwriter  with Registrant
Aaron,Jeff F.          Asst. Vice              None
                       President
Adduci,John V.         Vice President          None
Albanese,Frank         Vice President          None
Alberts,Richard W.     Asst. Vice              None
                       President
Alden,Donald F.        Vice President          None
Alders,Christopher A.  Senior Vice             None
                       President
Alpaugh,Christopher S. Vice President          None
Amisano,Paulette C.    Vice President          None
Andrews,Margaret       Vice                    None
                       President
Arends,Michael K.      Senior Vice             None
                       President
Asher,Steven E.        Senior Vice             None
                       President
Avery,Scott A.         Senior Vice             None
                       President
Aymond,Christian E.    Senior Vice             None
                       President
Aymond,Colin C.        Vice President          None
Battit,Suzanne J       Vice President          None
Beatty,Steven M.       Senior Vice             None
                       President
Bent,John J.           Vice President          None
Beringer,Thomas        VICE President          None
        C.
Berka,Sharon A.        Senior Vice             None
                       President
Boneparth,John F.      Managing Director       None
Bonfilio Jr.,Peter J.  Asst. Vice              None
                       President
Bouchard,Keith R.      Senior Vice             None
                       President
Bradford Jr.,Linwood   Senior Vice             None
E.                             President
Brennan,Mary Ann       Asst. Vice              None
                       President
Bresnahan,Leslee R.    Senior Vice             None
                       President
Brockelman,James D.    Senior Vice             None
                       President
Brookman,Joel S.       Vice President          None
Brown,Timothy K.       Senior Vice             None
                       President
Buckner,Gail D.        Senior Vice             None
                       President
Burke,Robert W.        Sr Managing             None
                       Director
Cabana,Susan D.        Vice President          None
Callahan,Thomas C.     Asst. Vice              None
                       President
Capone,Robert G.       Senior Vice             None
                       President
Cartwright,Patricia A. Asst.         Vice      None
                       President
Casey,David M.         Vice President          None
Castle Jr.,James R.    Vice PRESIDENT          NONE
CHAPMAN,THOMAS E.      VICE President          None
Chase,Mary Claire      Vice President          None
Chrostowski,Louis F.   Senior Vice             None
                       President
Church,Daniel J.       Vice President          None
Clark,Richard B.       Senior Vice             None
                       President
Clermont,Mary          Asst. Vice              None
                       President
Clinton,John C.        Asst. Vice              None
                       President
Collman,Kathleen M.    Sr Managing             None
                       Director
Commane,Karen L.       Asst. Vice              None
                       President
Coneeny,Mark L.        Senior Vice             None
                       President
Connelly,              Senior Vice             None
Donald A.              President
Connolly,Karen E.      Asst. Vice              None
                       President
Conyers,Barry M.       Vice President          None
Corbett,Dennis         Vice President          None
Corvinus,F. Nicholas   Senior Vice             None
                       President
Cosmer,Thomas A.       Senior Vice             NONE
                       PRESIDENT
COTTO,STEPHEN P        ASST. VICE              None
                       President
Cristo,Chad H.         Vice President          None
Cropper,Joy Bacher     Asst. Vice              None
                       President
Crowley,Colleen J.     Asst. Vice              None
                       President
Curran,Peter J.        Senior Vice             None
                       President
Dahill,Jessica E.      Vice President          None
Daly,Kenneth L.        Managing Director       None
Dane,Edward H.         Senior Vice             None
                       President
Daylor,Donna M.        Vice President          None
Days,Nancy M.          Asst. Vice              None
                       President
De Oliveira-           Asst. Vice              None
Smith,Pamela           President
Deluse,Laura R.        Asst. Vice              None
                       President
DeMont,Lisa M.         Vice President          None
Dennehy,Teresa F.      Vice PRESIDENT          NONE
DERBYSHIRE,RALPH C     SENIOR VICE             NONE
                       PRESIDENT
DEVIN,RENATE S.        SENIOR VICE             None
                       President
DiRe,Lisa M.           Asst. Vice              None
                       President
DiStasio,Karen E.      Vice President          None
Dolan,Michael G.       Vice President          None
Donaldson,Scott M.     Vice President          None
Duffy,Deirdre E.       Senior Vice             None
                       President
Durbin,Emily J.        Vice PRESIDENT          NONE
DURKEE,CHRISTINE       ASST. VICE              None
                       President
Edlin,David B.         Managing Director       None
Eisenkraft,Gail A.     Managing Director       None
English,James M.       Senior Vice             None
                       President
Esposito,Vincent       Managing                NONE
                       DIRECTOR
FARRELL,DEBORAH S.     SENIOR VICE             None
                       President
Feldman,Susan H.       Senior Vice             None
                       President
Fisher,C. Nancy        Managing Director       None
Fishman,Mitchell B.    Senior Vice             None
                       President
Fiumara,Joseph C.      Vice President          None
Flaherty,Patricia C.   Senior Vice             None
                       President
Fleisher,Kate          Vice                    NONE
                       PRESIDENT
FOLEY,TIMOTHY P.       VICE PRESIDENT          NONE
FROST,KAREN T.         SENIOR Vice             None
                       President
Fullerton,Brian J.     Senior Vice             None
                       President
Gates,Judy S.          Senior Vice             None
                       President
Gennaco,Joseph P.      Senior Vice             NONE
                       PRESIDENT
GIBBS,STEPHEN C.       VICE President          None
Gindel,Caroline E.     Asst. Vice              None
                       President
Goodfellow,Mark D.     Vice President          None
Goodman,Robert         Managing Director       None
Gould,Carol J.         Asst. Vice              NONE
                       PRESIDENT
]GRACE,Anthony J.      Asst. Vice              None
                       President
Grace,Linda K.         Vice PRESIDENT          NONE
GREENWOOD,DANIEL W.    VICE President          None
Grossberg,Jill         Asst. Vice              None
                       President
Grove,Denise           Vice President          None
Guay,Timothy R.        Asst. Vice              None
                       President
Gubala,Jeffrey P.      Vice President          None
Guerin,Donnalee        Asst. Vice              None
                       President
Guerra,Salvatore F.    Vice PRESIDENT          NONE
HAINES,JAMES B.        ASST. VICE              None
                       President
Hall,Debra L.          Vice President          None
Halloran,James E.      Vice President          None
Halloran,Thomas W.     Senior Vice             None
                       President
Harbeck,John D.        Vice President          None
Harrington,Bruce D.    Vice President          None
Hartigan,Craig W.      Vice President          None
Hartley,Deborah M.     Asst. Vice              None
                       President
Hawkins III,Howard W.  Vice President          None
Hayes-Castro,Deanna R. Vice                    None
                       President
Hedstrom,Gayle A.      Asst. Vice              None
                       President
Heffernan,Paul P.      Senior Vice             None
                       President
Heimanson,Susan M.     Senior Vice             None
                               President
Holly Sr.,Jeremiah K.  Vice President          None
Holmes,Maureen A.      Asst. Vice              None
                       President
Hooley,Daniel F Jr.    Asst. Vice              None
                       President
Hoyt,Paula J.          Asst. Vice              None
                       President
Hurley,William J.      Managing Director       NONE
                       &         CFO
HUTCHINS,ROBERT B.     VICE PRESIDENT          NONE
ISGUR,Marianne P.      Asst. Vice              None
                       President
Jacobsen,Dwight D.     Managing                NONE
                       DIRECTOR
JORDAN,Stephen R.      Asst. Vice              None
                       President
Kapinos,Peter J.       Vice President          None
Kay,Karen R.           Senior Vice             NONE
                       PRESIDENT
KELEHER,KEVIN J.       ASST. VICE              None
                       President
Kelley,Brian J.        Vice President          None
Kelly,A.Siobhan        Asst. Vice              None
                       President
Kennedy,Alicia C.      Asst.         Vice      None
                       President
King,David         L.  MANAGING DIRECTOR       NONE
KING,DAVID R.          VICE PRESIDENT          NONE
KINOSHITA,TAKASHI      VICE President          None
Kinsman,Anne           Senior Vice             None
                       President
Kirk,Deborah H.        Senior Vice             None
                       President
Koontz,Jill A.         Senior Vice             None
                       President
Kreutzberg,Howard H.   Senior Vice             None
                       President
Krieger,Marjorie B.    Vice President          None
Lacascia,              VICE PRESIDENT          NONE
CHARLES M.
LANDERS,BRUCE M.       VICE President          None
Lane,Linda             Asst. Vice              None
                       President
LaPierre,Christopher W Asst. Vice              None
                       President
Lathrop,James D.       Senior Vice             None
                       President
Lawlor,Stephanie T.    Asst. Vice              None
                       President
Leary,Joan M.          Vice President          None
Ledbetter,Charles C.   Vice President          None
Leipsitz,Margaret      Asst. Vice              None
                       President
Lemire,Kevin           Vice President          None
Leonardo,Christine A.  Vice President          None
Levy,Eric S.           Senior Vice             NONE
                       PRESIDENT
LEVY,NORMAN S.         VICE President          None
Lewandowski Jr.,Edward Vice President          None
V.
Lewandowski,Edward V.  Senior Vice             None
                       President
Li,Mei                 Asst. Vice              None
                       President
Lieberman,Samuel L.    Vice President          None
Lifsitz,David M.       Vice President          None
Lilien,David R.        Vice President          None
Linehan,Ann-Marie      Asst. Vice              None
                       President
Litant,Lisa M.         Asst. Vice              None
                       President
Lockwood,Maura A.      Senior Vice             None
                       President
Lomba,Rufino R.        Senior Vice             None
                       President
Long,Gregory T.        Vice President          None
Lucey,Kevin J          Vice President          None
Lucey,Robert           DIRECTOR                NONE
F.
LUCEY, THOMAS          PRESIDENT AND           NONE
                       DIRECTOR
LYONS,Robert F.        Asst. Vice              None
                       President
Malatos,Ann            Vice President          None
Mallin,Bonnie J.       Senior VICE             NONE
                       PRESIDENT
MALOOF,RENEE L.        ASST. Vice              None
                       President
Mancini,Dana           Asst. Vice              NONE
                       PRESIDENT
MANNING,GEORGE J.      VICE President          None
Manthorne,Heather M.   Asst. Vice              None
                       President
Maravel,Alexi A.       Asst. Vice              None
                       President
Marius,Frederick S.    Vice President          None
McAvoy,Bridget         Asst. Vice              None
                       President
McCafferty,Karen A.    Vice President          None
McCarthy,Anne B.       Asst. Vice              None
                       President
McConville,Paul D.     Senior Vice             None
                       President
McCracken,Brian        Asst. Vice              None
                       President
McCutcheon,Bruce A     Senior Vice             None
                       President
McDermott,Daniel E.    Asst. Vice              None
                       President
McKenna,Mark J.        Senior Vice             None
                       President
McNamara,Laura         Vice President          None
McNamee,Mary G.        Asst. VICE              NONE
                       PRESIDENT
MEAGHER,DOROTHY B.     ASST. Vice              None
                       President
Metelmann,Claye A.     Vice President          None
Milgroom,Eric D.       Asst. Vice              None
                       President
Miller,Bart D.         Senior Vice             None
                       President
Miller,                Managing Director       None
Jeffrey M.
Mills,Ronald K.        Vice President          None
Minsk,Judith           Asst. Vice              None
                       President
Mintzer,Matthew P.     Senior Vice             None
                       President
Monahan,Kimberly A.    Vice President          None
Moody,Paul R.          Vice PRESIDENT          NONE
MOONIN,SARA R.         ASST. VICE              None
                       President
Moret,Mitchell L.      Senior Vice             None
                       President
Mosher,Barry L.        Asst. Vice              None
                       President
Mullen,Donald E.       Senior Vice             None
                       President
Murphy JR.,KENNETH W.  ASST. VICE              NONE
                       PRESIDENT
MURPHY,Paul G.         Vice President          None
Murray,Brendan R.      Vice President          None
Nadherny,Robert        Senior Vice             None
                       President
Natale,Ellen E.        Asst. VICE              NONE
                       PRESIDENT
NAUEN,KIMBERLY PAGE    ASST. Vice              None
                       President
Neary,Ellen R.         Vice President          None
Nelson,Alexander L.    Managing Director       None
Newell,Amy Jane        Vice President          None
Nickodemus,John P.     Senior Vice             None
                       President
Nickse,Gail A.         Asst. Vice              None
                       President
O'Brien,Lois C.        Vice President          None
O'Brien,Nancy E.       Vice President          None
O'Connell,Gayle M.     Asst. Vice              None
                       President
Onofrio,Ellen          Asst. Vice              NONE
                       PRESIDENT
OWENS,KERRY M.         ASST. Vice              None
                       President
Palmer,Patrick J.      Vice President          None
Palombo,Joseph R.      Managing                NONE
                       DIRECTOR
PANESSA,BRIAN          VICE PRESIDENT          NONE
PAPES,Scott A.         Vice President          None
Parr,Cynthia O.        Vice President          None
Pelletier,Dale M.      Vice President          None
Peterson,Jennifer H.   Asst. Vice              None
                       President
Peterson,              VICE PRESIDENT          NONE
KATHRYN L.
PETRALIA,RANDOLPH S.   SENIOR VICE             None
                       President
Phoenix,John G.        Senior Vice             None
                       President
Phoenix,Joseph         Senior Vice             None
                       President
Plapinger,Keith        Senior Vice             NONE
                               PRESIDENT
POWERS,BRIAN S.        ASST. Vice              None
                       President
Present,Howard B.      Senior Vice             None
                       President
Pulkrabek,Scott M.     Vice President          None
Putnam,George          Director            Chairman and

                                             PRESIDENT
REZABEK,Joseph L.      Asst. Vice              None
                       President
Riley,Megan G.         Asst. Vice              None
                       President
Ritenhouse,Marc J.     Vice President          None
Rodammer,Kris          Vice President          None
Rogers,Deborah A.      Vice President          None
Rothman,Debra V.       Vice President          None
Rowe,Robert B.         Vice                    None
                       President
Ruys de Perez,Charles  Senior Vice             None
A.                     President
Ryan,Carolyn M.        Asst. Vice              None
                       President
Ryan,Deborah A.        Vice                    None
                       President
Saunders,Catherine A.  Senior Vice             None
                       President
Saunders,Robbin L.     Vice President          None
Saur,Karl W.           Vice President          None
Scanlon,Michael M.     Vice President          None
Schaefer,Jennifer L.   Asst. Vice              None
                       President
Schofield,Shannon D.   Vice President          None
Schroeder,Paul R.      Asst. Vice              None
                       President
Schultz,Mitchell D.    Managing Director       None
Scordato,Christine A.  Senior Vice             None
                       President
Scott,Joseph W.        Asst. Vice              None
                       President
Segers,Elizabeth R.    Senior Vice             None
                       President
Shamburg,John B.       Vice President          None
Sharpless,Kathy G.     Managing                NONE
                       DIRECTOR
SHIEBLER,WILLIAM N.    DIRECTOR           VICE PRESIDENT
SHORT,JONATHAN D.      SENIOR VICE             NONE
                       PRESIDENT
SILVER,GORDON H.       SENIOR Managing    Vice President
                       Director
Skistimas Jr,John J.   Vice President          None
Smith,Stuart C.        Asst. Vice              None
                       President
Southard,Peter J.      Vice President          None
Spiegel,Steven         Sr Managing             None
                       Director
Stack,Michael P.       Senior Vice             None
                       President
Stanojev,Nicholas T.   Senior Vice             NONE
                               PRESIDENT
STARR,LOREN M.         MANAGING DIRECTOR       NONE
STEINBERG,Lauren B.    Asst. Vice              None
                       President
Stern,Derek A.         Asst. Vice              None
                       President
Stickney,Paul R.       Senior Vice             None
                       President
Strumpf,Casey          Senior Vice             None
                       President
Sullivan,Brian L.      Senior Vice             None
                       President
Sullivan,Donna G       Vice President          None
Sullivan,Elaine M.     Senior Vice             None
                       President
Sullivan,Guy           Managing Director       None
Sullivan,Kevin J.      Senior Vice             None
                       President
Sullivan,Maryann       Asst. Vice              None
                       President
Sutherland,George C.   Vice                    NONE
                       PRESIDENT
SWEENEY,JANET C.       SENIOR VICE             NONE
                       PRESIDENT
TALANIAN,JOHN C.       MANAGING DIRECTOR       NONE
TANNER,B Iris          Vice President          None
Tavares,April M.       Asst. Vice              None
                       President
Taylor,David S.        Vice President          None
Telling,John R.        Senior Vice             None
                       President
Tercha,Cynthia         Vice President          None
Thomas,Tracy           ASST. Vice              None
E.                     President
Tibbetts,Richard B.    Managing Director       None
Tirado,Patrice M.      Vice PRESIDENT          NONE
TONER,ROBERT J.        ASST. VICE              None
                       President
Tosi,Janet E.          Vice President          None
Troped,Bonnie L.       Senior Vice             None
                       President
Trowbridge,Wendy S.    Asst. Vice              None
                       President
Twigg,Christine M.     Asst. Vice              None
                       President
Vander Linde,Douglas   Senior Vice             None
J.                     President
Verani,John R.         Senior Vice        Vice President
                       President
Vierra,Scott G.        Vice                    None
                       President
Waters,Mitchell J.     Vice                    None
                       President
West-Smith,Deirdre     Asst. Vice              NONE
                       PRESIDENT
WHALEN,Brian           Vice President          None
Whalen,Edward F.       Senior Vice             None
                       President
Whitaker,J. Greg       Vice President          None
White,J. Bennett       Vice                    None
                       President
Wolfson,Jane           Senior Vice             None
                       President
Woloshin,Benjamin I.   Senior Vice             None
                       President
Woolverton,William H.  Managing Director       None
Zeller,Michael P.      Vice President          None
Zografos,Laura J.      Vice President          None
Zukowski,Virginia A.   Senior Vice        None
                       President







Item ^ 28.                                   Location of Accounts
and Records

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds^ Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item ^ 29.  Management Services

          None.

Item ^ 30.  Undertakings

          The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


               CONSENT OF INDEPENDENT ACCOUNTANTS

     We hereby consent to the incorporation by reference in the Prospectuses and Statement of Additional Information constituting parts of Post-Effective Amendment No. ^ 21 to the Registration Statement of Putnam OTC & Emerging Growth Fund on Form N-1A (File No. 2-78369) of our report dated September ^ 10, 1998, on our audit of the financial statements and "Financial highlights" of the Fund, which report is included in the Annual Report for Putnam OTC & Emerging Growth Fund for the year ended July 31, ^ 1998, which is incorporated by reference in the Registration Statement.

     We also consent to the references to our firm under the caption "Independent Accountants and Financial Statements" in the Statement of Additional Information and under the heading
"Financial highlights" in such Prospectuses.

                                        ^ PriceWaterhouseCoopers
LLP


Boston, Massachusetts
September 301998

                  --------------------------^


                             NOTICE

          A copy of the Agreement and Declaration of Trust of Putnam OTC & Emerging Growth Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

          ^



SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the ^ fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, ^ duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the ^ 30 day of September, 1998.

^ Putnam OTC & Emerging Growth Fund

                            By: Gordon H. Silver, Vice President


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam OTC &
Emerging Growth Fund has been signed below by the following persons in the capacities and on the dates indicated:

Signature                               Title

George Putnam                      President and Chairman of the
                                   Board; Principal Executive
                                   Officer; Trustee

John D. Hughes                     Senior Vice President;
                                   Treasurer and Principal
                                   Financial Officer

Paul G. Bucuvalas                  Assistant Treasurer and
                                   Principal Accounting Officer

Jameson A. Baxter                  Trustee

Hans H. Estin                      Trustee

John A. Hill                       Trustee

Ronald J. Jackson                  Trustee

Paul L. Joskow                     Trustee

Elizabeth T. Kennan                Trustee

Lawrence J. Lasser^                Trustee

John H. Mullin, II^ I              Trustee

Robert E. Patterson                Trustee

Donald S. Perkins                  Trustee

William F. Pounds                  Trustee

George Putnam, III                 Trustee

A.J.C^. Smith                      Trustee

W. Thomas Stephens                 Trustee

W. Nicholas Thorndike              Trustee




                                   By^:  Gordon H. Silver,
                                   as ^ Attorney-in-Fact
                                   ^ September 30, 1998